Rule 497(e)
                                                  File Nos. 333-53690; 811-07310

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CORPORATE CLASS
PROSPECTUS

APRIL 21, 2000

U.S. TREASURY CASH MANAGEMENT PORTFOLIO
U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO
PRIME CASH MANAGEMENT PORTFOLIO
TAX-FREE CASH MANAGEMENT PORTFOLIO

[Logo Omitted] CORPORATE CLASS PROSPECTUS   APRIL 21, 2000

HOW TO READ THIS PROSPECTUS

ARK FUNDS IS A MUTUAL FUND FAMILY THAT OFFERS SHARES IN SEPARATE INVESTMENT PORTFOLIOS (PORTFOLIOS). THE PORTFOLIOS HAVE INDIVIDUAL INVESTMENT GOALS AND STRATEGIES. THIS PROSPECTUS GIVES YOU IMPORTANT INFORMATION ABOUT THE CORPORATE CLASS SHARES OF THE PORTFOLIOS THAT YOU SHOULD KNOW BEFORE INVESTING. PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.


INTRODUCTION - INFORMATION COMMON TO ALL PORTFOLIOS

Each Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Portfolio has its own investment goal and strategies for reaching that goal. The investment advisor invests each Portfolio's assets in a way that it believes will help each Portfolio achieve its goal. Still, investing in each Portfolio involves risk, and there is no guarantee that a Portfolio will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Portfolio, just as you could with other investments. A Portfolio share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

THE PORTFOLIOS TRY TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THESE PORTFOLIOS WILL ACHIEVE THIS GOAL.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO, PLEASE SEE:

                                                                            PAGE
U.S. TREASURY CASH MANAGEMENT PORTFOLIO                                        2
--------------------------------------------------------------------------------
U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO                                      4
--------------------------------------------------------------------------------
PRIME CASH MANAGEMENT PORTFOLIO                                                6
--------------------------------------------------------------------------------
TAX-FREE CASH MANAGEMENT PORTFOLIO                                             8
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT RISK                                             10
--------------------------------------------------------------------------------
EACH PORTFOLIO'S OTHER INVESTMENTS                                            11
--------------------------------------------------------------------------------
INVESTMENT ADVISOR                                                            12
--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES                           13
--------------------------------------------------------------------------------
DISTRIBUTION OF PORTFOLIO SHARES                                              15
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS                                                   15
--------------------------------------------------------------------------------
TAXES                                                                         15
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HOW TO OBTAIN MORE INFORMATION
ABOUT ARK FUNDS                                                       BACK COVER
--------------------------------------------------------------------------------

INVESTMENT ADVISOR:
ALLIED INVESTMENT ADVISORS, INC.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ARK U.S. TREASURY CASH MANAGEMENT PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL
Maximizing current income and providing liquidity and security of principal

INVESTMENT FOCUS
Short-term U.S. Treasury securities

SHARE PRICE VOLATILITY
Very low

PRINCIPAL INVESTMENT STRATEGY
Investing in U.S. Treasury obligations

INVESTOR PROFILE
Conservative investors seeking current income through a low-risk, liquid investment

PRINCIPAL INVESTMENT STRATEGY OF THE U.S. TREASURY CASH MANAGEMENT PORTFOLIO

The U.S. Treasury Cash Management Portfolio is a money market fund that seeks its investment goal by investing exclusively in U.S. Treasury obligations.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.


PRINCIPAL RISKS OF INVESTING IN THE U.S. TREASURY CASH MANAGEMENT PORTFOLIO
An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Portfolio's U.S. Treasury securities are not guaranteed against price movements due to changing interest rates.


PERFORMANCE INFORMATION
As of the date of this prospectus the Portfolio has not yet commenced operations and does not have a full calendar year of performance.

2 PROSPECTUS

PORTFOLIO FEES AND EXPENSES
Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                        CORPORATE
                                          CLASS

Investment Advisory Fees                  0.15%
--------------------------------------------------------------------------------

Distribution and Shareholder
Service (12b-1) Fees                       None
--------------------------------------------------------------------------------

Other Expenses                            0.18%*
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                        0.33%
--------------------------------------------------------------------------------
Fee Waivers and
Expense Reimbursements                    0.09%
--------------------------------------------------------------------------------
NET TOTAL OPERATING EXPENSES              0.24%**
--------------------------------------------------------------------------------

 * AS OF THE DATE OF THIS PROSPECTUS THE PORTFOLIO HAS NOT YET COMMENCED OPERATIONS AND OTHER EXPENSES ARE BASED ON ESTIMATES FOR THE CURRENT FISCAL YEAR.
** THE PORTFOLIO'S ADVISOR HAS AGREED TO CONTRACTUALLY WAIVE FEES AND
   REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.24% UNTIL APRIL 30, 2001.

   FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF PORTFOLIO SHARES."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                  1 YEAR      3 YEARS
--------------------------------------------------------------------------------

                    $25          $97
--------------------------------------------------------------------------------
                                                                    PROSPECTUS 3

ARK U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL
Maximizing current income and providing liquidity and security of principal

INVESTMENT FOCUS
Short-term U.S. government securities

SHARE PRICE VOLATILITY
Very low

PRINCIPAL INVESTMENT STRATEGY
Investing in U.S. government obligations and repurchase agreements

INVESTOR PROFILE
Conservative investors seeking current income through a low-risk, liquid investment

PRINCIPAL INVESTMENT STRATEGY OF THE U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO The U.S. Government Cash Management Portfolio is a money market fund that seeks its investment goal by investing exclusively in obligations issued by the U.S. government and its agencies and instrumentalities and in repurchase agreements.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.


PRINCIPAL RISKS OF INVESTING IN THE U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


PERFORMANCE INFORMATION
As of the date of this prospectus the Portfolio has not yet commenced operations and does not have a full calendar year of performance.

4 PROSPECTUS

PORTFOLIO FEES AND EXPENSES
Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                        CORPORATE
                                          CLASS

Investment Advisory Fees                  0.15%
--------------------------------------------------------------------------------

Distribution and Shareholder
Service (12b-1) Fees                       None
--------------------------------------------------------------------------------

Other Expenses                            0.18%*
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
 OPERATING EXPENSES                       0.33%
--------------------------------------------------------------------------------
Fee Waivers and
Expense Reimbursements                    0.09%
--------------------------------------------------------------------------------
NET TOTAL OPERATING EXPENSES              0.24%**
--------------------------------------------------------------------------------

 * AS OF THE DATE OF THIS PROSPECTUS THE PORTFOLIO HAS NOT YET COMMENCED OPERATIONS AND OTHER EXPENSES ARE BASED ON ESTIMATES FOR THE CURRENT FISCAL YEAR.
** THE PORTFOLIO'S ADVISOR HAS AGREED TO CONTRACTUALLY WAIVE FEES AND
   REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.24% UNTIL APRIL 30, 2001.

   FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF PORTFOLIO SHARES."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                  1 YEAR      3 YEARS
--------------------------------------------------------------------------------

                    $25          $97
--------------------------------------------------------------------------------
                                                                    PROSPECTUS 5

ARK PRIME CASH MANAGEMENT PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL
Maximizing current income and providing liquidity and security of principal

INVESTMENT FOCUS
Short-term money market instruments

SHARE PRICE VOLATILITY
Very low

PRINCIPAL INVESTMENT STRATEGY
Investing in high-quality U.S. dollar-denominated money market securities

INVESTOR PROFILE
Conservative investors seeking current income through a low-risk, liquid investment


PRINCIPAL INVESTMENT STRATEGY OF THE PRIME CASH MANAGEMENT PORTFOLIO
The Prime Cash Management Portfolio is a money market fund that seeks its investment goal by investing primarily in high-quality, short-term U.S. dollar-denominated debt securities issued by corporations, the U.S. government and banks, including U.S. and foreign branches of U.S. banks and U.S. branches of foreign banks. At least 95% of such securities are rated in the highest rating category by two or more nationally recognized statistical rating organizations.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.


PRINCIPAL RISKS OF INVESTING IN THE PRIME CASH MANAGEMENT PORTFOLIO
An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Portfolio's securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


PERFORMANCE INFORMATION
As of the date of this prospectus the Portfolio has not yet commenced operations and does not have a full calendar year of performance.

6 PROSPECTUS

PORTFOLIO FEES AND EXPENSES
Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                        CORPORATE
                                          CLASS

Investment Advisory Fees                  0.15%
--------------------------------------------------------------------------------
Distribution and Shareholder
Service (12b-1) Fees                       None
--------------------------------------------------------------------------------
Other Expenses                            0.18%*
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                        0.33%
--------------------------------------------------------------------------------
Fee Waivers and
Expense Reimbursements                    0.09%
--------------------------------------------------------------------------------
NET TOTAL OPERATING EXPENSES              0.24%**
--------------------------------------------------------------------------------

 * AS OF THE DATE OF THIS PROSPECTUS THE PORTFOLIO HAS NOT YET COMMENCED OPERATIONS AND OTHER EXPENSES ARE BASED ON ESTIMATES FOR THE CURRENT FISCAL YEAR.
** THE PORTFOLIO'S ADVISOR HAS AGREED TO CONTRACTUALLY WAIVE FEES AND
   REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.24% UNTIL APRIL 30, 2001.

   FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF PORTFOLIO SHARES."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                  1 YEAR      3 YEARS
--------------------------------------------------------------------------------
                    $25          $97
--------------------------------------------------------------------------------
                                                                    PROSPECTUS 7

ARK TAX-FREE CASH MANAGEMENT PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL
Maximizing current income exempt from Federal income taxes and providing liquidity and security of principal

INVESTMENT FOCUS
Short-term, high-quality municipal money market obligations

SHARE PRICE VOLATILITY
Very low

PRINCIPAL INVESTMENT STRATEGY
Investing in tax-exempt U.S. dollar-denominated money market securities

INVESTOR PROFILE
Conservative investors seeking tax-exempt income through a low-risk, liquid investment


PRINCIPAL INVESTMENT STRATEGY OF THE TAX-FREE CASH MANAGEMENT PORTFOLIO
The Tax-Free Cash Management Portfolio is a money market fund that seeks its investment goal by investing substantially all of its assets in a broad range of high quality, short-term municipal money market instruments that pay interest that is exempt from Federal income taxes. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. The Portfolio will not invest in securities subject to the alternative minimum tax or in taxable municipal securities.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.


PRINCIPAL RISKS OF INVESTING IN THE TAX-FREE CASH MANAGEMENT PORTFOLIO
An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's securities.


PERFORMANCE INFORMATION
The Portfolio commenced operations on the date of this prospectus and does not have a full calendar year of performance.

8 PROSPECTUS

PORTFOLIO FEES AND EXPENSES
Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                         CORPORATE
                                           CLASS

Investment Advisory Fees                  0.15%
--------------------------------------------------------------------------------
Distribution and Shareholder
Service (12b-1) Fees                       None
--------------------------------------------------------------------------------
Other Expenses                            0.18%*
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                        0.33%
--------------------------------------------------------------------------------
Fee Waivers and
Expense Reimbursements                    0.09%
--------------------------------------------------------------------------------
NET TOTAL OPERATING EXPENSES              0.24%**
--------------------------------------------------------------------------------
 * AS OF THE DATE OF THIS PROSPECTUS THE PORTFOLIO HAS NOT YET COMMENCED OPERATIONS AND OTHER EXPENSES ARE BASED ON ESTIMATES FOR THE CURRENT FISCAL YEAR.
** THE PORTFOLIO'S ADVISOR HAS AGREED TO CONTRACTUALLY WAIVE FEES AND
   REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.24% UNTIL APRIL 30, 2001.

   FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF PORTFOLIO SHARES."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                  1 YEAR      3 YEARS
--------------------------------------------------------------------------------
                    $25          $97
--------------------------------------------------------------------------------
                                                                    PROSPECTUS 9


ADDITIONAL INFORMATION ABOUT RISK

RISKS                                                                             PORTFOLIOS AFFECTED BY THE RISKS
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL ISSUER RISK - There may be economic or political changes that           Tax-Free Cash Management Portfolio
impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the
Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

--------------------------------------------------------------------------------------------------------------------

YEAR 2000 RISK - The Portfolios depend on the smooth functioning of               All Portfolios
computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Portfolios could be adversely affected if the computer systems used by their mission-critical service providers do not properly process dates on and after January 1, 2000, and do not distinguish between the year 2000 and the year 1900, or are subject to other date recognition or similar systems issues. Since January 1, 2000, the
Portfolios and their mission-critical service providers have not experienced any material adverse consequences to the computer systems affecting the Portfolios.
The Portfolios and their shareholders may experience losses if any computer difficulties are experienced in the future by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Portfolios do business.



10 PROSPECTUS

EACH PORTFOLIO'S OTHER INVESTMENTS
This prospectus describes the Portfolios' primary strategies, and each Portfolio will invest at least 80% of its total assets in the types of securities described in this prospectus. However, each Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, there is no guarantee that any Portfolio will achieve its investment goal.



                                                                   PROSPECTUS 11

INVESTMENT ADVISOR

The Portfolio's Investment Advisor makes investment decisions for the Portfolios and continuously reviews, supervises and administers the Portfolios' respective investment programs.

The Board of Trustees of the ARK Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Allied Investment Advisors, Inc. (AIA), a wholly-owned subsidiary of Allfirst Bank (formerly, First National Bank of Maryland) (Allfirst) serves as the Advisor to the Portfolios. As of March 31, 2000, AIA had approximately $14.7 billion in assets under management. Under the advisory contract between ARK Funds and AIA, AIA is entitled to receive advisory fees of:

--------------------------------------------------------------------------------
U.S. Treasury Cash Management Portfolio                    0.15%*
--------------------------------------------------------------------------------
U.S. Government Cash Management Portfolio                  0.15%*
--------------------------------------------------------------------------------
Prime Cash Management Portfolio                            0.15%*
--------------------------------------------------------------------------------
Tax-Free Cash Management Portfolio                         0.15%*
--------------------------------------------------------------------------------
* AS OF THE DATE OF THIS PROSPECTUS THE PORTFOLIOS HAVE NOT YET COMMENCED OPERATIONS AND HAVE NOT PAID ANY ADVISORY FEES. THE BOARD OF TRUSTEES HAS APPROVED AN INVESTMENT ADVISORY FEE OF 0.15%, HOWEVER, THE PORTFOLIO'S ADVISOR HAS AGREED TO CONTRACTUALLY WAIVE FEES AND REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.24% UNTIL APRIL 30, 2001. WITH THESE FEE WAIVERS, THE ACTUAL ADVISORY FEES RECEIVED BY AIA WILL BE LOWER THAN 0.15%.


PORTFOLIO MANAGER

JAMES M. HANNAN is a Principal of AIA and manager of each Portfolio. He is also manager of the ARK U.S. Treasury Money Market Portfolio, the ARK U.S. Government Money Market Portfolio, the ARK Money Market Portfolio, the ARK Tax-Free Money Market Portfolio, the ARK Pennsylvania Tax-Free Money Market Portfolio, and the ARK Short-Term Treasury Portfolio and is responsible for several separately managed institutional portfolios which he has managed since 1992. Since 1987 he has served in several capacities at Allfirst and currently is a Vice President. Prior to 1987 he served as the Treasurer for the city of Hyattsville, Maryland.

12 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES

This section tells you how to purchase, sell (sometimes called "redeem") or exchange Corporate Class Shares of the Portfolios.

Purchases of Corporate Class Shares are subject to minimum investment requirements, which are described below. For information call 1-888-427-5386.


HOW TO PURCHASE PORTFOLIO SHARES
You may purchase Corporate Class Shares by placing orders with the Fund's transfer agent (or its authorized agent). You may purchase shares directly by Federal funds, wire or other funds immediately available to the Portfolios. A Portfolio cannot accept checks, third-party checks, credit cards, credit card checks or cash.

Investors who deal directly with a financial institution or financial intermediary (investor representative) will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.


GENERAL INFORMATION
You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.

A Portfolio or its distributor may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Portfolio or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Portfolio receives your purchase order. We expect that the NAV of the Portfolios will remain constant at $1.00 per share.

The U.S. Treasury Cash Management Portfolio and Tax-Free Cash Management Portfolio calculate their NAV each Business Day at 12:00 noon Eastern time and 4:00 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Portfolio must receive and accept your order and receive Federal funds (readily available funds) before 12:00 noon Eastern time. For orders received and accepted after 12:00 noon Eastern time but before 4:00 p.m. Eastern time, you will begin earning dividends on the next Business Day.

The Prime Cash Management Portfolio and U.S. Government Cash Management Portfolio calculate their NAV each Business Day at 5:00 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Portfolio must receive and accept your order and receive Federal funds before 5:00 p.m. Eastern time.

When you purchase or sell Corporate Class Shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.

When the NYSE or Federal Reserve Bank of New York close early, the Portfolios will advance the time on any such day by which purchase orders must be received.

                                                                   PROSPECTUS 13

PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES


HOW WE CALCULATE NAV
NAV for one Portfolio share is the value of that share's portion of all of the net assets in the Portfolio.

In calculating NAV for the Portfolios, we generally value a Portfolio's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Portfolio may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES
To purchase shares for the first time, you must invest (through one or more accounts) at least $10,000,000 in any Portfolio. Your subsequent investments in any Portfolio may be made in any amount. There may be other minimums or restrictions established by financial institutions or intermediaries when you open your account.


HOW TO SELL YOUR PORTFOLIO SHARES
Holders of Corporate Class Shares may sell shares by telephone or by mail on any Business Day. If you have questions, call 1-888-427-5386 or your investor representative.

BY MAIL. To redeem by mail, send a written request to ARK Funds, P.O. Box 8525, Boston, MA 02266-8525, or to your correspondent bank and follow their procedures.

BY TELEPHONE. To redeem by telephone, call 1-888-427-5386 or your investor representative.

RECEIVING YOUR MONEY
Normally, if we receive your redemption request by 12:00 noon Eastern time for the U.S. Treasury Cash Management and Tax-Free Cash Management Portfolios or 1:30 p.m. Eastern time for the U.S. Government Cash Management and Prime Cash Management Portfolios) on any Business Day, we will send your sale proceeds on that day. Your proceeds can be wired to your bank account. The Portfolios reserve the right to charge wire fees to investors. You may not close your account by telephone.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
A Portfolio may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.


HOW TO EXCHANGE YOUR SHARES
You may exchange your Corporate Class Shares on any Business Day by contacting us directly by telephone by calling 1-888-427-5386 or your investor representative.

When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolio receives your exchange request. The Portfolios reserve the right to modify or suspend this exchange privilege. An exchange between the Corporate Class and another class of any Portfolio is generally not permitted.

If your account drops below the minimum level because of redemptions, you may be required to sell your shares. But, we will always give you at least 30 days' written notice to give you time to add to your account and avoid the sale of your shares.

14 PROSPECTUS

DIVIDENDS AND DISTRIBUTIONS/TAXES

TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Portfolio shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund is over the telephone, you will generally bear the risk of any loss.


DISTRIBUTION OF PORTFOLIO SHARES
SEI Investments Distribution Co., the distributor of ARK Funds, receives no compensation for its distribution of Corporate Class Shares.


DIVIDENDS AND DISTRIBUTIONS
Dividends are declared daily and paid monthly. Each Portfolio makes distributions of capital gains, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify your financial institution or intermediary in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after your notice is received. To cancel your election, simply send written notice.


TAXES
PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Portfolios and their shareholders. This summary is based on current tax laws, which may change.

Each Portfolio will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Portfolio may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. A SALE OR EXCHANGE OF SHARES IS GENERALLY A TAXABLE EVENT.

The Tax-Free Cash Management Portfolio intends to distribute Federally tax-exempt income. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Portfolio may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                   PROSPECTUS 15

NOTES

HOW TO OBTAIN MORE INFORMATION ABOUT ARK FUNDS

INVESTMENT ADVISOR
Allied Investment Advisors, Inc.
100 E. Pratt Street
Baltimore, MD 21202

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Piper Marbury Rudnick & Wolfe LLP
6225 Smith Avenue
Baltimore, MD 21209

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, MA 02110

[Logo Omitted]

More information about the Portfolios is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated April 21, 2000, includes detailed information about ARK Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Portfolio's holdings and contain information from the Portfolio's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Portfolios.

TO OBTAIN MORE INFORMATION:
By Telephone: Call 1-888-427-5386
By Mail: Write to us at:
ARK Funds
P.O. Box 8525
Boston, MA 02266-8525

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about ARK Funds, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009 or (2) sending an electronic request to publicinfo@sec.gov. ARK Funds' Investment Company Act registration number is 811-7310.

[Logo Omitted]
[Graphic omitted]

[Logo Omitted]
--------------------------------------------------------------------------------
[Graphic Omitted]

CORPORATE II CLASS
PROSPECTUS

APRIL 21, 2000

U.S. TREASURY CASH MANAGEMENT PORTFOLIO
U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO
PRIME CASH MANAGEMENT PORTFOLIO
TAX-FREE CASH MANAGEMENT PORTFOLIO

[Logo Omitted] CORPORATE II CLASS PROSPECTUS   APRIL 21, 2000

HOW TO READ THIS PROSPECTUS

ARK FUNDS IS A MUTUAL FUND FAMILY THAT OFFERS SHARES IN SEPARATE INVESTMENT PORTFOLIOS (PORTFOLIOS). THE PORTFOLIOS HAVE INDIVIDUAL INVESTMENT GOALS AND STRATEGIES. THIS PROSPECTUS GIVES YOU IMPORTANT INFORMATION ABOUT THE CORPORATE II CLASS SHARES OF THE PORTFOLIOS THAT YOU SHOULD KNOW BEFORE INVESTING. PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.


INTRODUCTION - INFORMATION COMMON TO ALL PORTFOLIOS

Each Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Portfolio has its own investment goal and strategies for reaching that goal. The investment advisor invests each Portfolio's assets in a way that it believes will help each Portfolio achieve its goal. Still, investing in each Portfolio involves risk, and there is no guarantee that a Portfolio will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Portfolio, just as you could with other investments. A Portfolio share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

THE PORTFOLIOS TRY TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THESE PORTFOLIOS WILL ACHIEVE THIS GOAL.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO, PLEASE SEE:
                                                                            PAGE
U.S. TREASURY CASH MANAGEMENT PORTFOLIO                                        2
--------------------------------------------------------------------------------
U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO                                      4
--------------------------------------------------------------------------------
PRIME CASH MANAGEMENT PORTFOLIO                                                6
--------------------------------------------------------------------------------
TAX-FREE CASH MANAGEMENT PORTFOLIO                                             8
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT RISK                                             10
--------------------------------------------------------------------------------
EACH PORTFOLIO'S OTHER INVESTMENTS                                            11
--------------------------------------------------------------------------------
INVESTMENT ADVISOR                                                            12
--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES                           13
--------------------------------------------------------------------------------
DISTRIBUTION OF PORTFOLIO SHARES                                              15
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS                                                   15
--------------------------------------------------------------------------------
TAXES                                                                         15
--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION
ABOUT ARK FUNDS                                                       BACK COVER
--------------------------------------------------------------------------------

INVESTMENT ADVISOR:
ALLIED INVESTMENT ADVISORS, INC.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ARK U.S. TREASURY CASH MANAGEMENT PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL
Maximizing current income and providing liquidity and security of principal

INVESTMENT FOCUS
Short-term U.S. Treasury securities

SHARE PRICE VOLATILITY
Very low

PRINCIPAL INVESTMENT STRATEGY
Investing in U.S. Treasury obligations

INVESTOR PROFILE
Conservative investors seeking current income through a low-risk, liquid investment

PRINCIPAL INVESTMENT STRATEGY OF THE U.S. TREASURY CASH MANAGEMENT PORTFOLIO The U.S. Treasury Cash Management Portfolio is a money market fund that seeks its investment goal by investing exclusively in U.S. Treasury obligations.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.


PRINCIPAL RISKS OF INVESTING IN THE U.S. TREASURY CASH MANAGEMENT PORTFOLIO
An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Portfolio's U.S. Treasury securities are not guaranteed against price movements due to changing interest rates.


PERFORMANCE INFORMATION
As of the date of this prospectus the Portfolio has not yet commenced operations and does not have a full calendar year of performance.


2 PROSPECTUS

PORTFOLIO FEES AND EXPENSES
Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                       CORPORATE II
                                          CLASS

Investment Advisory Fees                  0.15%
--------------------------------------------------------------------------------
Distribution and Shareholder
Service (12b-1) Fees                      0.25%
--------------------------------------------------------------------------------
Other Expenses                            0.18%*
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                        0.58%
--------------------------------------------------------------------------------
Fee Waivers and
Expense Reimbursements                    0.09%
--------------------------------------------------------------------------------
NET TOTAL OPERATING EXPENSES              0.49%**
--------------------------------------------------------------------------------

 * AS OF THE DATE OF THIS PROSPECTUS THE PORTFOLIO HAS NOT YET COMMENCED OPERATIONS AND OTHER EXPENSES ARE BASED ON ESTIMATES FOR THE CURRENT FISCAL YEAR.
** THE PORTFOLIO'S ADVISOR HAS AGREED TO CONTRACTUALLY WAIVE FEES AND
   REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.49% UNTIL APRIL 30, 2001.

   FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF PORTFOLIO SHARES."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                  1 YEAR      3 YEARS
--------------------------------------------------------------------------------
                    $50         $177
--------------------------------------------------------------------------------
                                                                    PROSPECTUS 3

ARK U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL
Maximizing current income and providing liquidity and security of principal

INVESTMENT FOCUS
Short-term U.S. government securities

SHARE PRICE VOLATILITY
Very low

PRINCIPAL INVESTMENT STRATEGY
Investing in U.S. government obligations and repurchase agreements

INVESTOR PROFILE
Conservative investors seeking current income through a low-risk, liquid investment



PRINCIPAL INVESTMENT
STRATEGY OF THE U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO
The U.S. Government Cash Management Portfolio is a money market fund that seeks its investment goal by investing exclusively in obligations issued by the U.S. government and its agencies and instrumentalities and in repurchase agreements.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.


PRINCIPAL RISKS OF INVESTING IN THE U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


PERFORMANCE INFORMATION
As of the date of this prospectus the Portfolio has not yet commenced operations and does not have a full calendar year of performance.


4 PROSPECTUS

PORTFOLIO FEES AND EXPENSES
Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                       CORPORATE II
                                          CLASS

Investment Advisory Fees                  0.15%
--------------------------------------------------------------------------------
Distribution and Shareholder
Service (12b-1) Fees                      0.25%

--------------------------------------------------------------------------------
Other Expenses                            0.18%*
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO
 OPERATING EXPENSES                       0.58%
--------------------------------------------------------------------------------
Fee Waivers and
Expense Reimbursements                    0.09%
--------------------------------------------------------------------------------
NET TOTAL OPERATING EXPENSES              0.49%**
--------------------------------------------------------------------------------

 * AS OF THE DATE OF THIS PROSPECTUS THE PORTFOLIO HAS NOT YET COMMENCED OPERATIONS AND OTHER EXPENSES ARE BASED ON ESTIMATES FOR THE CURRENT FISCAL YEAR.
** THE PORTFOLIO'S ADVISOR HAS AGREED TO CONTRACTUALLY WAIVE FEES AND
   REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.49% UNTIL APRIL 30, 2001.

   FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF PORTFOLIO SHARES."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                  1 YEAR      3 YEARS
--------------------------------------------------------------------------------
                    $50         $177
--------------------------------------------------------------------------------
                                                                    PROSPECTUS 5

ARK PRIME CASH MANAGEMENT PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL
Maximizing current income and providing liquidity and security of principal

INVESTMENT FOCUS
Short-term money market instruments

SHARE PRICE VOLATILITY
Very low

PRINCIPAL INVESTMENT STRATEGY
Investing in high-quality U.S. dollar-denominated money market securities

INVESTOR PROFILE
Conservative investors seeking current income through a low-risk, liquid investment

PRINCIPAL INVESTMENT STRATEGY OF THE PRIME CASH MANAGEMENT PORTFOLIO
The Prime Cash Management Portfolio is a money market fund that seeks its investment goal by investing primarily in high-quality, short-term U.S. dollar-denominated debt securities issued by corporations, the U.S. government and banks, including U.S. and foreign branches of U.S. banks and U.S. branches of foreign banks. At least 95% of such securities are rated in the highest rating category by two or more nationally recognized statistical rating organizations.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.


PRINCIPAL RISKS OF INVESTING IN THE PRIME CASH MANAGEMENT PORTFOLIO
An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Portfolio's securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


PERFORMANCE INFORMATION
As of the date of this prospectus the Portfolio has not yet commenced operations and does not have a full calendar year of performance.

6 PROSPECTUS

PORTFOLIO FEES AND EXPENSES
Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                       CORPORATE II
                                          CLASS

Investment Advisory Fees                   0.15%
--------------------------------------------------------------------------------
Distribution and Shareholder
Service (12b-1) Fees                       0.25%
--------------------------------------------------------------------------------

Other Expenses                             0.18%*
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                         0.58%
--------------------------------------------------------------------------------
Fee Waivers and
Expense Reimbursements                     0.09%

--------------------------------------------------------------------------------
NET TOTAL OPERATING EXPENSES              0.49%**
--------------------------------------------------------------------------------
 * AS OF THE DATE OF THIS PROSPECTUS THE PORTFOLIO HAS NOT YET COMMENCED OPERATIONS AND OTHER EXPENSES ARE BASED ON ESTIMATES FOR THE CURRENT FISCAL YEAR.
** THE PORTFOLIO'S ADVISOR HAS AGREED TO CONTRACTUALLY WAIVE FEES AND
   REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.49% UNTIL APRIL 30, 2001.

   FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF PORTFOLIO SHARES."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                  1 YEAR      3 YEARS
--------------------------------------------------------------------------------
                    $50         $177
--------------------------------------------------------------------------------
                                                                    PROSPECTUS 7

ARK TAX-FREE CASH MANAGEMENT PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL
Maximizing current income exempt from Federal income taxes and providing liquidity and security of principal

INVESTMENT FOCUS
Short-term, high-quality municipal money market obligations

SHARE PRICE VOLATILITY
Very low

PRINCIPAL INVESTMENT STRATEGY
Investing in tax-exempt U.S. dollar-denominated money market securities

INVESTOR PROFILE
Conservative investors seeking tax-exempt income through a low-risk, liquid investment

PRINCIPAL INVESTMENT STRATEGY OF THE TAX-FREE CASH MANAGEMENT PORTFOLIO
The Tax-Free Cash Management Portfolio is a money market fund that seeks its investment goal by investing substantially all of its assets in a broad range of high quality, short-term municipal money market instruments that pay interest that is exempt from Federal income taxes. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. The Portfolio will not invest in securities subject to the alternative minimum tax or in taxable municipal securities.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.


PRINCIPAL RISKS OF INVESTING IN THE TAX-FREE CASH MANAGEMENT PORTFOLIO
An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's securities.


PERFORMANCE INFORMATION
The Portfolio commenced operations on the date of this prospectus and does not have a full calendar year of performance.

8 PROSPECTUS

PORTFOLIO FEES AND EXPENSES
Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                       CORPORATE II
                                           CLASS

Investment Advisory Fees                  0.15%
--------------------------------------------------------------------------------
Distribution and Shareholder
Service (12b-1) Fees                      0.25%
--------------------------------------------------------------------------------
Other Expenses                            0.18%*
--------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                        0.58%
--------------------------------------------------------------------------------
Fee Waivers and
Expense Reimbursements                    0.09%
--------------------------------------------------------------------------------
NET TOTAL OPERATING EXPENSES              0.49%**
--------------------------------------------------------------------------------
 * AS OF THE DATE OF THIS PROSPECTUS THE PORTFOLIO HAS NOT YET COMMENCED OPERATIONS AND OTHER EXPENSES ARE BASED ON ESTIMATES FOR THE CURRENT FISCAL YEAR.
** THE PORTFOLIO'S ADVISOR HAS AGREED TO CONTRACTUALLY WAIVE FEES AND
   REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.49% UNTIL APRIL 30, 2001.

   FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF PORTFOLIO SHARES."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                  1 YEAR      3 YEARS
--------------------------------------------------------------------------------
                    $50         $177
--------------------------------------------------------------------------------
                                                                    PROSPECTUS 9

ADDITIONAL INFORMATION ABOUT RISK

RISKS                                                                              PORTFOLIOS AFFECTED BY THE RISKS
MUNICIPAL ISSUER RISK - There may be economic or political changes that            Tax-Free Cash Management Portfolio
impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the
Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.
-----------------------------------------------------------------------------------------------------------------------
YEAR 2000 RISK - The Portfolios depend on the smooth functioning of                All Portfolios
computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Portfolios could be adversely affected if the computer systems used by their mission-critical service providers do not properly process dates on and after January 1, 2000, and do not distinguish between the year 2000 and the year 1900, or are subject to other date recognition or similar systems issues. Since January 1, 2000, the
Portfolios and their mission-critical service providers have not experienced any material adverse consequences to the computer systems affecting the Portfolios.
The Portfolios and their shareholders may experience losses if any computer difficulties are experienced in the future by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Portfolios do business.

10 PROSPECTUS

EACH PORTFOLIO'S OTHER INVESTMENTS
This prospectus describes the Portfolios' primary strategies, and each Portfolio will invest at least 80% of its total assets in the types of securities described in this prospectus. However, each Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, there is no guarantee that any Portfolio will achieve its investment goal.


                                                                   PROSPECTUS 11

INVESTMENT ADVISOR

The Portfolio's Investment Advisor makes investment decisions for the Portfolios and continuously reviews, supervises and administers the Portfolios' respective investment programs.

The Board of Trustees of the ARK Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Allied Investment Advisors, Inc. (AIA), a wholly-owned subsidiary of Allfirst Bank (formerly, First National Bank of Maryland) (Allfirst) serves as the Advisor to the Portfolios. As of March 31, 2000, AIA had approximately $14.7 billion in assets under management. Under the advisory contract between ARK Funds and AIA, AIA is entitled to receive advisory fees of:

--------------------------------------------------------------------------------
U.S. Treasury Cash Management Portfolio                    0.15%*
--------------------------------------------------------------------------------
U.S. Government Cash Management Portfolio                  0.15%*
--------------------------------------------------------------------------------
Prime Cash Management Portfolio                           0.15%*
--------------------------------------------------------------------------------
Tax-Free Cash Management Portfolio                        0.15%*
--------------------------------------------------------------------------------
* AS OF THE DATE OF THIS PROSPECTUS THE PORTFOLIOS HAVE NOT YET COMMENCED OPERATIONS AND HAVE NOT PAID ANY ADVISORY FEES. THE BOARD OF DIRECTORS HAS APPROVED AN INVESTMENT ADVISORY FEE OF 0.15%, HOWEVER, THE PORTFOLIO'S ADVISOR HAS AGREED TO CONTRACTUALLY WAIVE FEES AND REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.49% UNTIL APRIL 30, 2001. WITH THESE FEE WAIVERS, THE ACTUAL ADVISORY FEES RECEIVED BY AIA WILL BE LOWER THAN 0.15%.


PORTFOLIO MANAGER

JAMES M. HANNAN is a Principal of AIA and manager of each Portfolio. He is also manager of the ARK U.S. Treasury Money Market Portfolio, the ARK U.S. Government Money Market Portfolio, the ARK Money Market Portfolio, the ARK Tax-Free Money Market Portfolio, the ARK Pennsylvania Tax-Free Money Market Portfolio, and the ARK Short-Term Treasury Portfolio and is responsible for several separately managed institutional portfolios which he has managed since 1992. Since 1987 he has served in several capacities at Allfirst and currently is a Vice President. Prior to 1987 he served as the Treasurer for the city of Hyattsville, Maryland.

12 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES

This section tells you how to purchase, sell (sometimes called "redeem") or exchange Corporate II Class Shares of the Portfolios.

Purchases of Corporate II Class Shares are subject to minimum investment requirements, which are described below. For information call 1-888-427-5386.


HOW TO PURCHASE PORTFOLIO SHARES
You may purchase Corporate II Class Shares by placing orders with the Fund's transfer agent (or its authorized agent). You may purchase shares directly by Federal funds, wire or other funds immediately available to the Portfolios. A Portfolio cannot accept checks, third-party checks, credit cards, credit card checks or cash.

Investors who deal directly with a financial institution or financial intermediary (investor representative) will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.


GENERAL INFORMATION
You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.

A Portfolio or its distributor may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Portfolio or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Portfolio receives your purchase order. We expect that the NAV of the Portfolios will remain constant at $1.00 per share.

The U.S. Treasury Cash Management Portfolio and Tax-Free Cash Management Portfolio calculate their NAV each Business Day at 12:00 noon Eastern time and 4:00 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Portfolio must receive and accept your order and receive Federal funds (readily available funds) before 12:00 noon Eastern time. For orders received and accepted after 12:00 noon Eastern time but before 4:00 p.m. Eastern time, you will begin earning dividends on the next Business Day.

The Prime Cash Management Portfolio and U.S. Government Cash Management Portfolio calculate their NAV each Business Day at 5:00 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Portfolio must receive and accept your order and receive Federal funds before 5:00 p.m. Eastern time.

When you purchase or sell Corporate II Class Shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.

When the NYSE or Federal Reserve Bank of New York close early, the Portfolios will advance the time on any such day by which purchase orders must be received.

                                                                   PROSPECTUS 13

PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES

HOW WE CALCULATE NAV
NAV for one Portfolio share is the value of that share's portion of all of the net assets in the Portfolio.

In calculating NAV for the Portfolios, we generally value a Portfolio's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Portfolio may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES
To purchase shares for the first time, you must invest (through one or more accounts) at least $10,000,000 in any Portfolio. Your subsequent investments in any Portfolio may be made in any amount. There may be other minimums or restrictions established by financial institutions or intermediaries when you open your account.


HOW TO SELL YOUR PORTFOLIO SHARES
Holders of Corporate II Class Shares may sell shares by telephone or by mail on any Business Day. If you have questions, call 1-888-427-5386 or your investor representative.

BY MAIL. To redeem by mail, send a written request to ARK Funds, P.O.Box 8525, Boston, MA 02266-8525, or to your correspondent bank and follow their procedures.

BY TELEPHONE. To redeem by telephone, call 1-888-427-5386 or your investor representative.

RECEIVING YOUR MONEY
Normally, if we receive your redemption request by 12:00 noon Eastern time for the U.S. Treasury Cash Manage-ment and Tax-Free Cash Management Portfolios or 1:30 p.m. Eastern time for the U.S. Government Cash Management and Prime Cash Management Portfolios on any Business Day, we will send your sale proceeds on that day. Your proceeds can be wired to your bank account. The Portfolios reserve the right to charge wire fees to investors. You may not close your account by telephone.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
A Portfolio may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.


HOW TO EXCHANGE YOUR SHARES
You may exchange your Corporate II Class Shares on any Business Day by contacting us directly by telephone by calling 1-888-427-5386 or your investor representative.

When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolio receives your exchange request. The Portfolios reserve the right to modify or suspend this exchange privilege. An exchange between the Corporate II Class and another class of any Portfolio is generally not permitted.

If your account drops below the minimum level because of redemptions, you may be required to sell your shares. But, we will always give you at least 30 days' written notice to give you time to add to your account and avoid the sale of your shares.

14 PROSPECTUS

DIVIDENDS AND DISTRIBUTIONS/TAXES

TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Portfolio shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.


DISTRIBUTION OF PORTFOLIO SHARES
Each Portfolio has adopted a distribution plan that allows the Portfolio to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets of each Portfolio, are 0.25%.


DIVIDENDS AND DISTRIBUTIONS
Dividends are declared daily and paid monthly. Each Portfolio makes distributions of capital gains, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify your financial institution or intermediary in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after your notice is received. To cancel your election, simply send written notice.


TAXES
PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Portfolios and their shareholders. This summary is based on current tax laws, which may change.

Each Portfolio will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Portfolio may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. A SALE OR EXCHANGE OF SHARES IS GENERALLY A TAXABLE EVENT.

The Tax-Free Cash Management Portfolio intends to distribute Federally tax-exempt income. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Portfolio may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.


                                                                   PROSPECTUS 15

NOTES

INVESTMENT ADVISOR
Allied Investment Advisors, Inc.
100 E. Pratt Street
Baltimore, MD 21202

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Piper Marbury Rudnick & Wolfe LLP
6225 Smith Avenue
Baltimore, MD 21209

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, MA 02110

[Logo Omitted]

More information about the Portfolios is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated April 21, 2000, includes detailed information about ARK Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Portfolio's holdings and contain information from the Portfolio's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Portfolios.

TO OBTAIN MORE INFORMATION:
By Telephone: Call 1-888-427-5386
By Mail: Write to us at:
ARK Funds
P.O. Box 8525
Boston, MA 02266-8525

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about ARK Funds, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by
(1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009 or (2) sending an electronic request to publicinfo@sec.gov. ARK Funds' Investment Company Act registration number is 811-7310.

[Logo omitted]
[Graphic omitted]
[ARK Logo Omitted]
--------------------------------------------------------------------------------
[Graphic Omitted]

CORPORATE III CLASS
PROSPECTUS

APRIL 21, 2000

U.S. TREASURY CASH MANAGEMENT PORTFOLIO

U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO

PRIME CASH MANAGEMENT PORTFOLIO

TAX-FREE CASH MANAGEMENT PORTFOLIO

[LOGO OMITTED] CORPORATE CLASS III PROSPECTUS   APRIL 21, 2000

HOW TO READ THIS PROSPECTUS

ARK FUNDS IS A MUTUAL FUND FAMILY THAT OFFERS SHARES IN SEPARATE INVESTMENT PORTFOLIOS (PORTFOLIOS). THE PORTFOLIOS HAVE INDIVIDUAL INVESTMENT GOALS AND STRATEGIES. THIS PROSPECTUS GIVES YOU IMPORTANT INFORMATION ABOUT THE CORPORATE III CLASS SHARES OF THE PORTFOLIOS THAT YOU SHOULD KNOW BEFORE INVESTING. PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

INTRODUCTION - INFORMATION COMMON TO ALL PORTFOLIOS

Each Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Portfolio has its own investment goal and strategies for reaching that goal. The investment advisor invests each Portfolio's assets in a way that it believes will help each Portfolio achieve its goal. Still, investing in each Portfolio involves risk, and there is no guarantee that a Portfolio will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Portfolio, just as you could with other investments. A Portfolio share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

THE PORTFOLIOS TRY TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THESE PORTFOLIOS WILL ACHIEVE THIS GOAL.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO, PLEASE SEE:

                                                                          PAGE

U.S. TREASURY CASH MANAGEMENT PORTFOLIO                                      2
--------------------------------------------------------------------------------
U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO                                    4
--------------------------------------------------------------------------------
PRIME CASH MANAGEMENT PORTFOLIO                                              6
--------------------------------------------------------------------------------
TAX-FREE CASH MANAGEMENT PORTFOLIO                                           8
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT RISK                                           10
--------------------------------------------------------------------------------
EACH PORTFOLIO'S OTHER INVESTMENTS                                          11
--------------------------------------------------------------------------------
INVESTMENT ADVISOR                                                          12
--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES                         13
--------------------------------------------------------------------------------
DISTRIBUTION OF PORTFOLIO SHARES                                            15
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS                                                 15
--------------------------------------------------------------------------------
TAXES                                                                       15
--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION
ABOUT ARK FUNDS                                                     BACK COVER
--------------------------------------------------------------------------------


INVESTMENT ADVISOR:
ALLIED INVESTMENT ADVISORS, INC.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ARK U.S. TREASURY CASH MANAGEMENT PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL

Maximizing current
income and providing
liquidity and security of
principal

INVESTMENT FOCUS

Short-term U.S.
Treasury securities

SHARE PRICE VOLATILITY

Very low

PRINCIPAL INVESTMENT
STRATEGY

Investing in U.S.
Treasury obligations

INVESTOR PROFILE

Conservative investors
seeking current income
through a low-risk,
liquid investment

PRINCIPAL INVESTMENT STRATEGY OF THE U.S. TREASURY CASH MANAGEMENT PORTFOLIO

The U.S. Treasury Cash Management Portfolio is a money market fund that seeks its investment goal by investing exclusively in U.S. Treasury obligations.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING IN THE U.S. TREASURY CASH MANAGEMENT PORTFOLIO

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Portfolio's U.S. Treasury securities are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

As of the date of this prospectus the Portfolio has not yet commenced operations and does not have a full calendar year of performance.

2 PROSPECTUS

PORTFOLIO FEES AND EXPENSES

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
--------------------------------------------------------------------------------
                                                            CORPORATE III
                                                                 CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                                         0.15%
--------------------------------------------------------------------------------
Distribution and Shareholder
Service (12b-1) Fees                                             0.40%
--------------------------------------------------------------------------------
Other Expenses                                                   0.18%*
================================================================================
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                               0.73%
--------------------------------------------------------------------------------
Fee Waivers and
Expense Reimbursements                                           0.09%
================================================================================
NET TOTAL OPERATING EXPENSES                                     0.64%**
--------------------------------------------------------------------------------
 * AS OF THE DATE OF THIS PROSPECTUS, THE PORTFOLIO HAS NOT YET COMMENCED OPERATIONS AND OTHER EXPENSES ARE BASED ON ESTIMATES FOR THE CURRENT FISCAL YEAR.

** THE PORTFOLIO'S ADVISOR HAS AGREED TO CONTRACTUALLY WAIVE FEES AND REIMBURSE
   EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.64% UNTIL APRIL 30, 2001.

   FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF PORTFOLIO SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:
--------------------------------------------------------------------------------
                  1 YEAR      3 YEARS
--------------------------------------------------------------------------------
                    $65         $224
--------------------------------------------------------------------------------


                                                                    PROSPECTUS 3

ARK U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL

Maximizing current
income and providing
liquidity and security of
principal

INVESTMENT FOCUS

Short-term U.S.
government securities

SHARE PRICE VOLATILITY

Very low

PRINCIPAL INVESTMENT
STRATEGY

Investing in U.S.
government obligations
and repurchase
agreements

INVESTOR PROFILE

Conservative investors
seeking current income
through a low-risk,
liquid investment

PRINCIPAL INVESTMENT STRATEGY OF THE U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO

The U.S. Government Cash Management Portfolio is a money market fund that seeks its investment goal by investing exclusively in obligations issued by the U.S. government and its agencies and instrumentalities and in repurchase agreements.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING IN THE U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

As of the date of this prospectus the Portfolio has not yet commenced operations and does not have a full calendar year of performance.

4 PROSPECTUS

PORTFOLIO FEES AND EXPENSES

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
--------------------------------------------------------------------------------
                                                            CORPORATE III
                                                                 CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                                         0.15%
--------------------------------------------------------------------------------
Distribution and Shareholder
Service (12b-1) Fees                                             0.40%
--------------------------------------------------------------------------------
Other Expenses                                                   0.18%*
================================================================================
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                               0.73%
--------------------------------------------------------------------------------
Fee Waivers and
Expense Reimbursements                                           0.09%
================================================================================
NET TOTAL OPERATING EXPENSES                                     0.64%**
--------------------------------------------------------------------------------

 * AS OF THE DATE OF THIS PROSPECTUS, THE PORTFOLIO HAS NOT YET COMMENCED OPERATIONS AND OTHER EXPENSES ARE BASED ON ESTIMATES FOR THE CURRENT FISCAL YEAR.

** THE PORTFOLIO'S ADVISOR HAS AGREED TO CONTRACTUALLY WAIVE FEES AND
   REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.64% UNTIL APRIL 30, 2001.

   FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF PORTFOLIO SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

--------------------------------------------------------------------------------
                  1 YEAR      3 YEARS
--------------------------------------------------------------------------------
                    $65         $224
--------------------------------------------------------------------------------




                                                                    PROSPECTUS 5

ARK PRIME CASH MANAGEMENT PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL

Maximizing current
income and providing
liquidity and security of
principal

INVESTMENT FOCUS

Short-term money
market instruments

SHARE PRICE VOLATILITY

Very low

PRINCIPAL INVESTMENT
STRATEGY

Investing in high-quality
U.S. dollar-denominated
money market securities

INVESTOR PROFILE

Conservative investors
seeking current income
through a low-risk,
liquid investment

PRINCIPAL INVESTMENT STRATEGY OF THE PRIME CASH MANAGEMENT PORTFOLIO

The Prime Cash Management Portfolio is a money market fund that seeks its investment goal by investing primarily in high-quality, short-term U.S. dollar-denominated debt securities issued by corporations, the U.S. government and banks, including U.S. and foreign branches of U.S. banks and U.S. branches of foreign banks. At least 95% of such securities is rated in the highest rating category by two or more nationally recognized statistical rating organizations.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING IN THE PRIME CASH MANAGEMENT PORTFOLIO

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Portfolio's securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

As of the date of this prospectus the Portfolio has not yet commenced operations and does not have a full calendar year of performance.

6 PROSPECTUS

PORTFOLIO FEES AND EXPENSES

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
--------------------------------------------------------------------------------
                                                            CORPORATE III
                                                                 CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                                         0.15%
--------------------------------------------------------------------------------
Distribution and Shareholder
Service (12b-1) Fees                                             0.40%
--------------------------------------------------------------------------------
Other Expenses                                                   0.18%*
================================================================================
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                               0.73%
--------------------------------------------------------------------------------
Fee Waivers and
Expense Reimbursements                                           0.09%
================================================================================
NET TOTAL OPERATING EXPENSES                                     0.64%**
--------------------------------------------------------------------------------
 * AS OF THE DATE OF THIS PROSPECTUS, THE PORTFOLIO HAS NOT YET COMMENCED OPERATIONS AND OTHER EXPENSES ARE BASED ON ESTIMATES FOR THE CURRENT FISCAL YEAR.

** THE PORTFOLIO'S ADVISOR HAS AGREED TO CONTRACTUALLY WAIVE FEES AND
   REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.64% UNTIL APRIL 30, 2001.

   FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF PORTFOLIO SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:
--------------------------------------------------------------------------------
                  1 YEAR      3 YEARS
--------------------------------------------------------------------------------
                    $65         $224
--------------------------------------------------------------------------------




PROSPECTUS 7

ARK TAX-FREE CASH MANAGEMENT PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL

Maximizing current
income exempt from
Federal income taxes
and providing liquidity
and security of principal

INVESTMENT FOCUS

Short-term, high-quality
municipal money
market obligations

SHARE PRICE VOLATILITY

Very low

PRINCIPAL INVESTMENT
STRATEGY

Investing in tax-exempt
U.S. dollar-denominated
money market securities

INVESTOR PROFILE

Conservative investors
seeking tax-exempt
income through a low-risk,
liquid investment

PRINCIPAL INVESTMENT STRATEGY OF THE TAX-FREE CASH MANAGEMENT PORTFOLIO

The Tax-Free Cash Management Portfolio is a money market funds that seeks its investment goal by investing substantially all of its assets in a broad range of high quality, short-term municipal money market instruments that pay interest that is exempt from Federal income taxes. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. The Portfolio will not invest in securities subject to the alternative minimum tax or in taxable municipal securities.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING IN THE TAX-FREE CASH MANAGEMENT PORTFOLIO

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's securities.

PERFORMANCE INFORMATION

As of the date of this prospectus the Portfolio has not yet commenced operations and does not have a full calendar year of performance.

8 PROSPECTUS

PORTFOLIO FEES AND EXPENSES

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
--------------------------------------------------------------------------------
                                                            CORPORATE III
                                                                 CLASS
--------------------------------------------------------------------------------
Investment Advisory Fees                                         0.15%
--------------------------------------------------------------------------------
Distribution and Shareholder
Service (12b-1) Fees                                             0.40%
--------------------------------------------------------------------------------
Other Expenses                                                   0.18%*
================================================================================
TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                               0.73%
--------------------------------------------------------------------------------
Fee Waivers and
Expense Reimbursements                                           0.09%
================================================================================
NET TOTAL OPERATING EXPENSES                                     0.64%**
--------------------------------------------------------------------------------

 * AS OF THE DATE OF THIS PROSPECTUS, THE PORTFOLIO HAS NOT YET COMMENCED OPERATIONS AND OTHER EXPENSES ARE BASED ON ESTIMATES FOR THE CURRENT FISCAL YEAR.

** THE PORTFOLIO'S ADVISOR HAS AGREED TO CONTRACTUALLY WAIVE FEES AND
   REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.64% UNTIL APRIL 30, 2001.

   FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF PORTFOLIO SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:
--------------------------------------------------------------------------------
                  1 YEAR      3 YEARS
--------------------------------------------------------------------------------
                    $65         $224
--------------------------------------------------------------------------------




                                                                    PROSPECTUS 9

ADDITIONAL INFORMATION ABOUT RISK

RISKS                                                                                          PORTFOLIOS AFFECTED BY THE RISKS

MUNICIPAL ISSUER RISK - There may be economic or political changes that                        Tax-Free Cash Management Portfolio
impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the
Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.
------------------------------------------------------------------------------------------------------------------------------------
YEAR 2000 RISK - The Portfolios depend on the smooth functioning of                            All Portfolios
computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Portfolios could be adversely affected if the computer systems used by their mission-critical service providers do not properly process dates on and after January 1, 2000, and do not distinguish between the year 2000 and the year 1900, or are subject to other date recognition or similar systems issues. Since January 1, 2000, the
Portfolios and their mission-critical service providers have not experienced any material adverse consequences to computer systems affecting the Portfolios. The
Portfolios and their shareholders may experience losses if any computer difficulties are experienced in the future by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Portfolios do business.

10 PROSPECTUS

                                              EACH PORTFOLIO'S OTHER INVESTMENTS

                             This prospectus describes the Portfolios' primary strategies, and each Portfolio will invest at least 80% of its total assets in the types of securities described in this prospectus. However, each Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, there is no guarantee that any Portfolio will achieve its investment goal.



                                                                   PROSPECTUS 11

INVESTMENT ADVISOR

The Portfolio's Investment Advisor makes investment decisions for the Portfolios and continuously reviews, supervises and administers the Portfolios' respective investment programs.

The Board of Trustees of the ARK Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Allied Investment Advisors, Inc. (AIA), a wholly-owned subsidiary of Allfirst Bank (formerly, First National Bank of Maryland) (Allfirst) serves as the Advisor to the Portfolios. As of March 31, 2000, AIA had approximately $14.7 billion in assets under management. Under the advisory contract between ARK Funds and AIA, AIA is entitled to receive advisory fees of:

--------------------------------------------------------------------------------
U.S. Treasury Cash Management Portfolio                               0.15%*
--------------------------------------------------------------------------------
U.S. Government Cash Management Portfolio                             0.15%*
--------------------------------------------------------------------------------
Prime Cash Management  Portfolio                                      0.15%*
--------------------------------------------------------------------------------
Tax-Free  Cash Management Portfolio                                   0.15%*
--------------------------------------------------------------------------------

* AS OF THE DATE OF THIS PROSPECTUS THE PORTFOLIOS HAVE NOT YET COMMENCED OPERATIONS AND HAVE NOT PAID ANY ADVISORY FEES. THE BOARD OF DIRECTORS HAS APPROVED AN INVESTMENT ADVISORY FEE OF 0.15%, HOWEVER, THE PORTFOLIO'S
  ADVISOR HAS AGREED TO CONTRACTUALLY WAIVE FEES AND REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.64% UNTIL APRIL 30, 2001. WITH THESE FEE WAIVERS, THE ACTUAL ADVISORY FEES RECEIVED BY AIA WILL BE LOWER THAN 0.15%.


PORTFOLIO MANAGER

JAMES M. HANNAN is a Principal of AIA and manager of each Portfolio. He is also manager of the ARK U.S. Treasury Money Market Portfolio, the ARK U.S. Government Money Market Portfolio, the ARK Money Market Portfolio, the ARK Tax-Free Money Market Portfolio, the ARK Pennsylvania Tax-Free Money Market Portfolio, and the ARK Short-Term Treasury Portfolio and is responsible for several separately managed institutional portfolios which he has managed since 1992. Since 1987 he has served in several capacities at Allfirst and currently is a Vice President. Prior to 1987 he served as the Treasurer for the city of Hyattsville, Maryland.

12 PROSPECTUS

              PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES

This section tells you how to purchase, sell (sometimes called "redeem") or exchange Corporate III Class Shares of the Portfolios.

Purchases of Corporate III Class Shares are subject to minimum investment requirements, which are described below. For information call 1-888-427-5386.

HOW TO PURCHASE PORTFOLIO SHARES

You may purchase Corporate III Class Shares by placing orders with the Fund's transfer agent (or its authorized agent). You may purchase shares directly by Federal funds, wire or other funds immediately available to the Portfolios. A Portfolio cannot accept checks, third-party checks, credit cards, credit card checks or cash.

Investors who deal directly with a financial institution or financial intermediary (investor representative) will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.

A Portfolio or its distributor may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Portfolio or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Portfolio receives your purchase order. We expect that the NAV of the Portfolios will remain constant at $1.00 per share.

The U.S. Treasury Cash Management Portfolio and Tax-Free Cash Management Portfolio calculate their NAV each Business Day at 12:00 noon Eastern time and 4:00 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Portfolio must receive and accept your order and receive Federal funds (readily available funds) before 12:00 noon Eastern time. For orders received and accepted after 12:00 noon Eastern time but before 4:00 p.m. Eastern time, you will begin earning dividends on the next Business Day.

The Prime Cash Management Portfolio and U.S. Government Cash Management Portfolio calculate their NAV each Business Day at 5:00 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Portfolio must receive and accept your order and receive Federal funds before 5:00 p.m. Eastern time.

When you purchase or sell Corporate III Class Shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.

When the NYSE or Federal Reserve Bank of New York close early, the Portfolios will advance the time on any such day by which purchase orders must be received.

                                                                   PROSPECTUS 13

PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES

HOW WE CALCULATE NAV

NAV for one Portfolio share is the value of that share's portion of all of the net assets in the Portfolio.

In calculating NAV for the Portfolios, we generally value a Portfolio's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Portfolio may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest (through one or more accounts) at least $10,000,000 in any Portfolio. Your subsequent investments in any Portfolio may be made in any amount. There may be other minimums or restrictions established by financial institutions or intermediaries when you open your account.

HOW TO SELL YOUR PORTFOLIO SHARES

Holders of Corporate III Class Shares may sell shares by telephone or by mail on any Business Day. If you have questions, call 1-888-427-5386 or your investor representative.

BY MAIL. To redeem by mail, send a written request to ARK Funds, P.O. Box 8525, Boston, MA 02266-8525, or to your correspondent bank and follow their procedures.

BY TELEPHONE. To redeem by telephone, call 1-888-427-5386 or your investor representative.

RECEIVING YOUR MONEY

Normally, if we receive your redemption request by 12:00 noon Eastern time for the U.S. Treasury Cash Management and Tax-Free Cash Management Portfolios or 1:30 p.m. Eastern time for the U.S. Government Cash Management and Prime Cash Management Portfolios on any Business Day, we will send your sale proceeds on that day. Your proceeds can be wired to your bank account. The Portfolios reserve the right to charge wire fees to investors. You may not close your account by telephone.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Portfolio may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your Corporate Class III Shares on any Business Day by contacting us directly by telephone by calling 1-888-427-5386 or your investor representative.

When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolio receives your exchange request. The Portfolios reserve the right to modify or suspend this exchange privilege. An exchange between the Corporate III Class and another class of any Portfolio is generally not permitted.

If your account drops below the minimum level because of redemptions, you may be required to sell your shares. But, we will always give you at least 30 days' written notice to give you time to add to your account and avoid the sale of your shares.

14 PROSPECTUS

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Portfolio shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF PORTFOLIO SHARES

Each Portfolio has adopted a distribution plan that allows the Portfolio to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets of each Portfolio, are 0.40%.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly. Each Portfolio makes distributions of capital gains, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify your financial institution or intermediary in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after your notice is received. To cancel your election, simply send written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Portfolios and their shareholders. This summary is based on current tax laws, which may change.

Each Portfolio will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Portfolio may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. A SALE OR EXCHANGE OF SHARES IS GENERALLY A TAXABLE EVENT.

The Tax-Free Cash Management Portfolio intends to distribute Federally tax-exempt income. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Portfolio may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.


                                                                   PROSPECTUS 15

NOTES

HOW TO OBTAIN MORE INFORMATION ABOUT ARK FUNDS

INVESTMENT ADVISOR
Allied Investment Advisors, Inc.
100 E. Pratt Street
Baltimore, MD 21202

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Piper Marbury Rudnick & Wolfe LLP
6225 Smith Avenue
Baltimore, MD 21209

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, MA 02110

[Logo Omitted]                 More information about the Portfolios is
                               available without charge through the following:

                               STATEMENT OF ADDITIONAL INFORMATION (SAI)

                               The SAI dated April 21, 2000, includes detailed information about ARK Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                               ANNUAL AND SEMI-ANNUAL REPORTS

                               These reports list each Portfolio's holdings and contain information from the Portfolio's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Portfolios.

                               TO OBTAIN MORE INFORMATION:

                               By Telephone: Call 1-888-427-5386
                               By Mail: Write to us at:
                               ARK Funds
                               P.O. Box 8525
                               Boston, MA 02266-8525

                               From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about ARK Funds, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call
                               (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009 or (2) sending an electronic request to publicinfo@sec.gov. ARK Funds' Investment Company Act registration number is 811-7310.

[Logo Omitted]
[Graphic Omitted]

                                    ARK FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
           CORPORATE CLASS - CORPORATE II CLASS - CORPORATE III CLASS
                                 APRIL 21, 2000

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectuses dated April 21, 2000, for Corporate Class, Corporate II Class and Corporate III Class shares of ARK Funds (the "Fund"). Please retain this document for future reference. Capitalized terms used by not defined herein have the meanings given them in the prospectuses. To obtain additional copies of the prospectuses or this Statement of Additional Information, please call 1-888-427-5386.

TABLE OF CONTENTS                                                           PAGE

INVESTMENT GOALS AND STRATEGIES................................................1

INVESTMENT POLICIES AND LIMITATIONS............................................3

INVESTMENT PRACTICES...........................................................7

PORTFOLIO TRANSACTIONS........................................................17

VALUATION OF PORTFOLIO SECURITIES.............................................18

PORTFOLIO PERFORMANCE.........................................................19

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................19

TAXES.........................................................................21

TRUSTEES AND OFFICERS.........................................................25

CODE OF ETHICS................................................................28

INVESTMENT ADVISOR............................................................29

ADMINISTRATOR AND DISTRIBUTOR.................................................30

TRANSFER AGENT................................................................33

DESCRIPTION OF THE FUND.......................................................33

CUSTODIAN.....................................................................35

INDEPENDENT AUDITORS..........................................................36

APPENDIX A - 2000 TAX RATES..................................................A-1

                         INVESTMENT GOALS AND STRATEGIES

         The Fund consists of separate investment portfolios with a variety of investment objectives and policies. A Portfolio's investment advisor is responsible for providing a continuous investment program in accordance with its investment objective and policies. Except for its investment objective and those policies identified as fundamental, the investment policies of the Portfolios are not fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval. The investment objectives and policies of the Portfolios are set forth below. Additional information regarding the types of securities in which the Portfolios may invest and certain investment transactions is provided in the Fund's prospectuses and elsewhere in this Statement of Additional Information. See "Investment Policies and Limitations."

         The U.S. TREASURY CASH MANAGEMENT PORTFOLIO, U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO, PRIME CASH MANAGEMENT PORTFOLIO, and TAX-FREE CASH MANAGEMENT PORTFOLIO (the "PORTFOLIOS") invest in high-quality, short-term, U.S. dollar-denominated instruments determined by the adviser to present minimal credit risks in accordance with guidelines adopted by the Board of Trustees. The Portfolios seek to maintain a net asset value per share of $1.00, limit their investments to securities with remaining maturities of 397 days or less, and maintain a dollar-weighted average maturity of 90 days or less. Estimates may be used in determining a security's maturity for purposes of calculating average maturity. An estimated maturity can be substantially shorter than a stated final maturity. Although the Portfolios' policies are designed to help maintain a stable $1.00 share price, all money market instruments can change in value when interest rates or issuers' creditworthiness change, or if an issuer or guarantor of a security fails to pay interest or principal when due. If these changes in value are large enough, a Portfolio's share price could fall below $1.00. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields.

         The investment goal of the U.S. TREASURY CASH MANAGEMENT PORTFOLIO is to maximize current income and provide liquidity and security of principal by investing in instruments which are issued or guaranteed as to principal and interest by the U.S. government and thus constitute direct obligations of the United States. As a non-fundamental operating policy, the Portfolio invests exclusively in U.S. Treasury bills, notes and bonds, and limits its investments to U.S. Treasury obligations that pay interest which is specifically exempt from state and local taxes under Federal law.

         The investment goal of the U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO is to maximize current income and provide liquidity and security of principal by investing in instruments which are issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities ("U.S. Government Securities"), or in repurchase agreements backed by such instruments. As a non-fundamental policy, the Portfolio invests exclusively in U.S. Government Securities and in repurchase agreements backed by such instruments. The Portfolio normally may not invest more than 5% of its total assets in the securities of any single issuer (other than the U.S. government). Under certain conditions, however, the Portfolio may invest up to 25% of its total assets in first-tier securities of a single issuer for up to three days.

         The investment goal of the PRIME CASH MANAGEMENT PORTFOLIO is to maximize current income and provide liquidity and security of principal by investing in abroad range of short-term, high-quality U.S. dollar-denominated debt securities ("Money Market Instruments"). At least 95% of the assets of the Portfolio will be invested in securities that have received the highest rating assigned by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one such rating organization has assigned a rating, such single organization. Up to 5% of the Portfolio's assets may be invested in securities that have received ratings in the second highest category by any two NRSROs or, if only one such rating organization has assigned a rating, such single organization. The Portfolio may also acquire unrated securities determined by the advisor to be comparable in quality to rated securities in accordance with guidelines adopted by the Board of Trustees. The Portfolio may invest in U.S. dollar-denominated obligations of U.S. banks and foreign branches of U.S. banks ("Eurodollars"), U.S. branches and agencies of foreign banks ("Yankee dollars"), and foreign branches of foreign banks. The Portfolio may also invest more than 25% of its total assets in certain obligations of domestic banks and normally may not invest more than 5% of its total assets in the securities of any single issuer (other than the U.S. government). Under certain conditions, however, the Portfolio may invest up to 25% of its total assets in first-tier securities of a single issuer for up to three days.

         The investment goal of the TAX-FREE CASH MANAGEMENT PORTFOLIO is to provide a high level of interest income by investing primarily in high-quality municipal obligations that are exempt from Federal income taxes. The Portfolio attempts to invest 100% of its assets in securities exempt from Federal income tax (not including the alternative minimum tax), and maintains a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from Federal income tax, including the Federal alternative minimum tax. The Portfolio invests in high-quality, short-term municipal securities but may also invest in high-quality, long-term fixed, variable, or floating rate instruments (including tender option bonds) which have demand features or interest rate adjustment features that result in interest rates, maturities, and prices similar to short-term instruments. The Portfolio's investments in municipal securities may include tax, revenue, or bond anticipation notes; tax-exempt commercial paper; general obligation or revenue bonds (including municipal lease obligations and resource recovery bonds); and zero coupon bonds. At least 95% of the assets of the Portfolio will be invested in securities that have received the highest rating assigned by any two NRSROs or, if only one such rating organization has assigned a rating, such single organization. The Portfolio may also acquire unrated securities determined by the advisor to be of comparable quality in accordance with guidelines adopted by the Board of Trustees.

         The portfolios' advisor anticipates that the TAX-FREE CASH MANAGEMENT PORTFOLIO will be as fully invested as is practicable in municipal obligations. However, the Portfolio reserves the right for temporary defensive purposes to invest without limitation in taxable Money Market Instruments. There may be occasions when, as a result of maturities of portfolio securities or sales of portfolio shares, or in order to meet anticipated redemption requests, the Portfolios may hold cash which is not earning income.

         The TAX-FREE CASH MANAGEMENT PORTFOLIO may invest up to 25% of its net assets in a single issuer's securities. The Portfolio may invest any portion of its assets in industrial revenue bonds ("IRBs") backed by private companies, and may invest up to 25% of its total assets in IRBs related to a single industry. The Portfolio also may invest 25% or more of its total assets in tax-exempt securities whose revenue sources are from similar types of projects (E.G., education, electric utilities, health care, housing, transportation, water, sewer, and gas utilities). There may be economic, business or political developments or changes that affect all securities of a similar type. Therefore, developments affecting a single issuer or industry, or securities financing similar types of projects, could have a significant effect on the Portfolios' performance.

                       INVESTMENT POLICIES AND LIMITATIONS

         The following policies and limitations supplement those set forth in the prospectuses. Unless otherwise expressly noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such percentage or standard will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any subsequent change in value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations.

         The Portfolios' investment limitations are listed in the following tables. Fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the 1940 Act) of a Portfolio.

FUNDAMENTAL POLICIES:                                                              PORTFOLIOS TO WHICH THE
                                                                                   POLICY APPLIES:

The Portfolio may not issue senior securities, except as permitted under the       All Portfolios
1940 Act.

The Portfolio may not borrow money, except that the Portfolio may (i) borrow       All Portfolios
money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose;
provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities
(other than borrowings)  Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33
1/3% limitation.

The Portfolio may not with respect to 75% of its total assets,  purchase the       All Portfolios
securities of any issuer (other than securities issued or guaranteed by the U.S.
government or any of its agencies or instrumentalities) if, as a result, (a)
more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

FUNDAMENTAL POLICIES:                                                              PORTFOLIOS TO WHICH THE POLICY
                                                                                   APPLIES:

The Portfolio may not underwrite  securities issued by others, except to the       All Portfolios
extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

The Portfolios may not purchase the securities of any issuer (other than           U.S. Treasury Cash
securities issued or guaranteed by the U.S. government or any of its agencies or   Management Portfolio and
instrumentalities) if, as a result, more than 25% of the Portfolio's total Cash    U.S. Government Cash
assets would be invested in the securities of companies whose principal business   Management Portfolio
activities are in the same industry.

The Portfolio may not purchase the securities of any issuer (other than            Prime Cash Management
securities issued or guaranteed by the U.S. government or any of its agencies or   Portfolio
instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Portfolio may invest 25% or more of its assets in obligations of domestic banks.

The Portfolios may not purchase or sell real estate unless acquired as a result    All Portfolios
of ownership of securities or other instruments (but this shall not prevent the
Portfolios from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

The Portfolios may not purchase or sell commodities  unless acquired as a result   All Portfolios
of ownership of securities or other instruments.

The Portfolio may not lend any security or make any other loan if, as a result,    All Portfolios
more than 33 1/3% of its total assets would be lent to other parties,  but this limitation does not apply to purchases of debt securities or to repurchase agreements.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:


NON-FUNDAMENTAL POLICIES:                                                          PORTFOLIOS TO WHICH THE POLICY
                                                                                   APPLIES:

The Portfolio does not currently intend to sell securities short, unless it owns   All  Portfolios
or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

The Portfolio does not currently intend to purchase a security (other than a       U.S. Government
security issued or guaranteed by the U.S. government or any of its agencies or     Cash Management Portfolio and
instrumentalities) if, as a result, more than 5% of a Portfolio's total assets     Prime Cash Management
would be  invested  in the  securities  of a single  issuer;  provided  that the   Portfolio
Portfolio may invest up to 25% of its total assets in the first tier  securities of a single issuer for up to three business days.

The Portfolio will not purchase any security while borrowings (including reverse   All Portfolios
repurchase agreements) representing more than 5% of its total assets are outstanding.

The Portfolio does not currently intend to purchase securities on margin, except   All Portfolios
that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

The Portfolio does not currently intend to engage in repurchase agreements or      U.S. Treasury Cash
make loans, but this limitation does not apply to purchases of debt securities.    Management Portfolio and
                                                                                   Tax-Free Cash
                                                                                   Management Portfolio

The  Portfolio  does not  currently  intend to purchase  securities of other       All Portfolios
investment companies, except to the extent permitted by the 1940 Act.

NON-FUNDAMENTAL POLICIES:                                                          PORTFOLIOS TO WHICH THE POLICY
                                                                                   APPLIES:

The Portfolio  does not  currently  intend to purchase any security if, as a       All Portfolios
result,  more  than  10% of its net  assets  would  be  invested  in securities that are deemed to be illiquid  because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

                             INVESTMENT PRACTICES

         The Portfolios may engage in the following investment practices consistent with their investment objectives, policies and restrictions. Please refer to the current prospectuses and the section "Investment Policies and Limitations" contained in this Statement of Additional Information for a further description of each Portfolio's investment objectives, policies and restrictions.

DELAYED DELIVERY TRANSACTIONS

         Buying securities on a delayed-delivery or when-issued basis and sell securities on a delayed-delivery basis involve a commitment by the Portfolio to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. The Portfolio may receive fees for entering into delayed-delivery transactions.

         When purchasing securities on a delayed-delivery or when-issued basis, the Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio remains substantially fully invested at a time when delayed-delivery or when-issued purchases are outstanding, such purchases may result in a form of leverage. When delayed-delivery or when-issued purchases are outstanding, the Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity, or could suffer a loss.

         The  Portfolio  may   renegotiate   delayed-delivery   or   when-issued
transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

FEDERALLY TAXABLE OBLIGATIONS

         The Tax-Free Cash Management Portfolio generally does not intend to invest in securities whose interest is taxable; however, from time to time the Portfolio may invest on a temporary basis in fixed-income obligations whose interest is subject to Federal income tax. For example, the Portfolio may invest in obligations whose interest is taxable pending the investment or reinvestment in municipal securities of proceeds from the sale of its shares or sales of portfolio securities.

         Should the Portfolio invest in taxable obligations, it would purchase securities that, in the advisor's judgment, are of high quality. This would include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations of domestic banks and repurchase agreements. The Portfolios' standards for high-quality taxable obligations are essentially the same as those described by Moody's in rating corporate obligations within its two highest ratings of Prime-1 and Prime-2, and those described by S&P in rating corporate obligations within its two highest ratings of A-1 and A-2. The Portfolios may also acquire unrated securities determined by the advisor to be of comparable quality in accordance with guidelines adopted by the Board of Trustees.

         The Supreme Court of the United States has held that Congress may subject the interest on municipal obligations to Federal income tax. Proposals to restrict or eliminate the Federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals may also be introduced before state legislatures that would affect the state tax treatment of the Portfolios' distributions. If such proposals were enacted, the availability of municipal obligations and the value of the Portfolios' holdings would be affected and the Board of Trustees would reevaluate the Portfolios' investment objectives and policies.

         The Tax-Free Cash Management Portfolio anticipates being as fully invested in municipal securities as is practicable; however, there may be occasions when as a result of maturities of portfolio securities, or sales of portfolio shares, or in order to meet redemption requests, the Portfolio may hold cash that is not earning income. In addition, there may be occasions when, in order to raise cash to meet redemptions or to preserve credit quality, the Portfolio may be required to sell securities at a loss.

ILLIQUID INVESTMENTS

         Illiquid investments cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Portfolios' advisor determines the liquidity of the Portfolio's investments and, through reports from the advisor, the Board monitors investment in illiquid instruments. In determining the liquidity of the Portfolios' investments, the advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), (5) the nature of the marketplace for trades (including the ability to assign or offset the Portfolio's rights and obligations relating to the investment), and (6) general credit quality. Investments currently considered by the Portfolios to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, non-government stripped fixed-rate mortgage-backed securities and government stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, over-the-counter options and swap agreements. Although restricted securities and municipal lease obligations are sometimes considered illiquid, the Portfolios' advisor may determine certain restricted securities and municipal lease obligations to be liquid. In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, as a result of a change in values, net assets or other circumstances, the Portfolio were in a position where more than 10% of its assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS

         Direct debt instruments are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to the Portfolio's policies regarding the quality of debt securities.

         Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any NRSRO. If the Portfolio does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. Loans that are fully secured offer the Portfolio more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also will involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

         Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Portfolio could be held liable as a co-lender. Direct debt instruments also may involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the Portfolio in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Portfolio's advisor will conduct research and analysis in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.

         A loan is often administered by a bank or other financial institution which acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Portfolio has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against the borrower. If assets held by the agent for the benefit of the Portfolio were determined to be subject to the claims of the agent's general creditors, the Portfolio might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

         The Portfolios limit the amount of total assets that they will invest in any one issuer or in issuers within the same industry (see fundamental limitations for the Portfolios). For purposes of these limitations, the Portfolio generally will treat the borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Portfolio and the borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, SEC interpretations require the Portfolio, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

MARKET DISRUPTION RISK

         The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities.

         Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by the Portfolio. Investing in these securities may make it more difficult to maintain a stable net asset value per share.

MUNICIPAL LEASE OBLIGATIONS

         Municipal leases and participation interests therein, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities, such as fire and sanitation vehicles, telecommunications equipment, and other capital assets. Generally, the Portfolios will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the Portfolio a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.

         Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation" clauses providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance obligations.

         In determining the liquidity of a municipal lease obligation, the Portfolio's advisor will differentiate between direct municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-backed revenue bond, a tax-exempt asset-backed security, or any other investment structure using a municipal lease-purchase agreement as its base. While the former may present liquidity issues, the latter are based on a well-established method of securing payment of a municipal lease obligation.

REFUNDING CONTRACTS

         Refunding obligations require the issuer to sell and the Portfolio to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or years in the future. The Portfolio generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15% to 20% of the purchase price). The Portfolio may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, the Portfolio will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts.

REPURCHASE AGREEMENTS

         In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell it to the seller at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed-upon resale price and marked to market daily) of the underlying security. The risk associated with repurchase agreements is that a Portfolio may be unable to sell the collateral at its full value in the event of the seller's default. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Portfolio in connection with bankruptcy proceedings), it is each Portfolio's current policy to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by its advisor.

RESTRICTED SECURITIES

         Restricted securities are securities that generally can only be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

REVERSE REPURCHASE AGREEMENTS

         In a reverse repurchase agreement, the Portfolio sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by its advisor. These transactions may increase fluctuations in the market value of the Portfolio's assets and may be viewed as a form of leverage.

SOVEREIGN DEBT OBLIGATIONS

         Sovereign debt instruments are securities issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require negotiations or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government.

STANDBY COMMITMENTS

         The  Tax-Free   Cash   Management   Portfolio  may  invest  in  standby
commitments. These obligations are puts that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities when the issuers of the commitments present minimal risk of default.

         Ordinarily a Portfolio will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. The Portfolio may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, a Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments.

         Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Portfolio and the possibility that the maturities of the underlying securities may be different from those of the commitments.

SWAP AGREEMENTS

         Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Portfolio's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A Portfolio is not limited to any particular form of swap agreement if its advisor determines it is consistent with the Portfolio's investment objective and policies.

         In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the rights to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

         Swap agreements will tend to shift the Portfolio's investment exposure from one type of investment to another. For example, if the Portfolio agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility a Portfolio's investments and its share price and yield.

         The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Portfolio. If a swap agreement calls for payments by a Portfolio, the Portfolio must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. The Portfolios expect to be able to reduce their exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

         The Portfolio will maintain appropriate liquid assets in segregated custodial accounts to cover its current obligations under swap agreements. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio's accrued obligations under the agreement.

TENDER OPTION BONDS

         The Tax-Free Cash Management Portfolio may invest in tender option bonds. These bonds are created by coupling an intermediate- or long-term fixed-rate tax-exempt bond (generally held pursuant to a custodial agreement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option to trade at par on the date of such determination. After payment of the tender option fee, the Portfolio effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Subject to applicable regulatory requirements, the Tax-Free Cash Management Portfolio may buy tender option bonds if the agreement gives the Portfolio the right to tender the bond to its sponsor no less frequently than once every 397 days. In selecting tender option bonds for a Portfolio, the advisor will, pursuant to procedures established by the Board of Trustees, consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third-party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.

VARIABLE OR FLOATING RATE DEMAND OBLIGATIONS

         The Prime Cash Management Portfolio and Tax-Free Cash Management Portfolio may invest in variable or floating rate demand obligations (VRDOs/FRDOs). These obligations are tax-exempt obligations that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate obligations have interest rates that change whenever there is a change in a designated base rate while variable rate obligations provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the VRDO or FRDO that approximates its par value.

         A demand obligation with a conditional demand feature must have received both a short-term and a long-term high quality rating from a NRSRO or, if unrated, have been determined by the Portfolio's advisor to be of comparable quality pursuant to procedures adopted by the Board of Trustees. A demand obligation with an unconditional demand feature may be acquired solely in reliance upon a short-term high quality rating or, if unrated, upon finding of comparable short-term quality pursuant to procedures adopted by the Board.

         A Portfolio may invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit a Portfolio to tender (or put) the bonds to an institution at periodic intervals of up to one year and to receive the principal amount thereof. A Portfolio considers variable rate obligations structured in this way (participating VRDOs) to be essentially equivalent to other VRDOs that it may purchase. The Internal Revenue Service (the "IRS") has not ruled whether or not the interest on participating VRDOs is tax-exempt and, accordingly, the Portfolios intend to purchase these obligations based on opinions of bond counsel.

         A variable rate instrument that matures in 397 or fewer days may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate obligation that matures in more than 397 days but that is subject to a demand feature that is 397 days or fewer may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate obligation that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount may be recovered through demand. The Portfolios may purchase a demand obligation with a remaining final maturity in excess of 397 days only if the demand feature can be exercised on no more than 30 days' notice (a) at any time or (b) at specific intervals not exceeding 397 days.

VARIABLE OR FLOATING RATE INSTRUMENTS

         The Portfolios may invest in variable or floating rate instruments that ultimately mature in more than 397 days, if the Portfolio acquires a right to sell the securities that meet certain requirements set forth in Rule 2a-7 under the 1940 Act. Variable rate instruments (including instruments subject to a demand feature) that mature in 397 days or less may be deemed to have maturities equal to the period remaining until the next readjustment of the interest rate. Other variable rate instruments with demand features may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

TRANSPORTATION

         Transportation debt may be issued to finance the construction of airports, toll roads, and highways. Airport bonds are dependent on the general stability of the airline industry and stability of a specific carrier which uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll-road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related services, as do the presence of alternate forms of transportation, such as public transportation.

                             PORTFOLIO TRANSACTIONS

         The Portfolios' advisor seeks the most favorable execution result with respect to transactions. In seeking the most favorable execution, the advisor, having in mind a Portfolio's best interest, considers all factors it deems relevant, including, by way of illustration: price; the size of the transaction; the nature of the market for the security; the amount of the commission; the timing of the transaction, taking into account market process and trends; the reputation, experience and financial stability of the broker-dealer involved; and the quality of service rendered by the broker-dealer in other transactions. For additional information about the Portfolios' advisor, see "Investment Advisor" below.

         Certain investments may be appropriate for a Portfolio and for other clients advised by the advisor. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but fewer than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of the advisor on the same day. In each of these situations, the transactions will be allocated among the clients in a manner considered by the advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients in the interest of achieving the most favorable execution for the Portfolio.

         As of the date of this Statement of Additional Information, the Portfolios have not yet commenced operations and have not paid any brokerage commissions.

         The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Fund has acquired during its most recent fiscal year. As of the date of this Statement of Additional Information, the Portfolios had not yet commenced operations and had not acquired any securities of its "regular brokers or dealers."

                        VALUATION OF PORTFOLIO SECURITIES

         Each Portfolio values its investments on the basis of amortized cost. This method involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its value based on current market quotations or appropriate substitutes which reflect current market conditions. The amortized cost value of an instrument may be higher or lower than the price the Portfolio would receive if it sold the instrument.

         Valuing a Portfolio's instruments on the basis of amortized cost and use of the term "money market portfolio" are permitted by Rule 2a-7 under the 1940 Act. Each Portfolio must adhere to certain conditions under Rule 2a-7.

         The Board of Trustees oversees the advisor's adherence to SEC rules concerning money market funds, and has established procedures designed to stabilize each Portfolio's net asset value per share ("NAV") at $1.00. At such intervals as they deem appropriate, the trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the trustees believe that a deviation from the Portfolio's amortized cost per share may result in material dilution or other unfair results to shareholders, the trustees will take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or other unfair result. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the trustees may deem appropriate.

         During periods of declining interest rates, a Portfolio's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder in the Portfolio would be able to obtain a somewhat higher yield than would result if the Portfolio utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.

                              PORTFOLIO PERFORMANCE

YIELD CALCULATIONS

         In computing the yield of shares of a Portfolio for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. A Portfolio may also calculate a compounded effective yield for its shares by compounding the base period return over a one-year period. In addition to the current yield, the Portfolios may quote yields in advertising based on any historical seven-day period. Yields for the shares of the Portfolios are calculated on the same basis as other money market funds, as required by regulation.

         Income calculated for the purposes of determining yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Portfolio's yield may not equal its distribution rate, the income paid to your account, or income reported in the Portfolio's financial statements.

         For the Tax-Free Cash Management Portfolio, a tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the Portfolio's tax-free yield. Tax-equivalent yields are calculated by dividing a Portfolio's yield by the result of one minus a stated Federal or combined Federal, state and city tax rate. (If only a portion of a Portfolio's yield was tax-exempt, only that portion is included in the calculation.) If any portion of a Portfolio's income is derived from obligations subject to state or Federal income taxes, its tax-equivalent yield will generally be lower.

         See Appendix A for tables showing the effect of a shareholder's tax status on effective yield under the Federal income tax laws for 2000.

         As of the date of this Statement of Additional Information, the Portfolios have not yet commenced operations and no calculations of yield are available.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Each Portfolio is open for business and its NAV is calculated each day that the Federal Reserve Bank of New York ("FRB") and the New York Stock Exchange ("NYSE") are open for trading (a "Business Day").

         The calculation of the NAV, dividends and distributions of a Portfolio's Corporate Class, Corporate II Class and Corporate III Class shares recognizes two types of expenses. General expenses that do not pertain specifically to any class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Portfolio's total assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (iv) fees to independent trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (i) distribution and/or other fees, (ii) transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to a Portfolio as a whole.

         The NAV of the U.S. Treasury Cash Management Portfolio and Tax-Free Cash Management Portfolio are determined at 12:00 noon, Eastern Time, and as of the close of regular trading on the NYSE, normally 4:00 p.m. The NAV of the U.S. Government Cash Management Portfolio and Prime Cash Money Market Portfolio are determined at 5:00 p.m., Eastern Time.

         The following holiday closings have been scheduled for 2000 and the Fund expects the schedule to be the same in the future: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The NYSE or FRB may also close on other days. When the NYSE or the FRB is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to merit such action, each Portfolio will determine its NAV at the close of business, the time of which will coincide with the closing of the NYSE. To the extent that securities held by a Portfolio are traded in other markets on days the NYSE or FRB is closed (when investors do not have access to the Portfolio to purchase or redeem shares), the Portfolio's NAV may be significantly affected.

         If, in the opinion of the Board of Trustees, conditions exist which make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the NAV of the Portfolio. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale as well as the associated inconveniences.

                                      TAXES

         The following is only a summary of certain additional Federal income tax considerations generally affecting the Portfolios and their shareholders that are not described in the prospectuses. No attempt is made to present a detailed explanation of the Federal, state or local tax treatment of the Portfolios or their shareholders, and the discussion here and in the prospectuses is not intended as a substitute for careful tax planning.

         The following discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

         Each Portfolio calculates dividend and capital gain distributions separately, and is treated as a separate entity in all respects for tax purposes.

TAXATION OF THE PORTFOLIOS

         Each Portfolio intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code. In order to qualify as a RIC for any taxable year, a Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies and other income (including, but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"). In addition, at the close of each quarter of the Portfolio's taxable year, (1) at least 50% of the value of its assets must consist of cash and cash items, U.S. government securities, securities of other RICs, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of any one such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of any one such issuer), and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other RICs), or in two or more issuers that the Portfolio controls and that are engaged in the same or similar trades or businesses or related trades or businesses (the "Asset Diversification Test"). Generally, a Portfolio will not lose its status as a RIC if it fails to meet the Asset Diversification Test solely as a result of a fluctuation in value of Portfolio assets not attributable to a purchase.

         Under Subchapter M of the Code, a Portfolio is not subject to Federal income tax on the portion of its taxable net investment income and net capital gains that it distributes to shareholders, provided generally that it distributes at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital loss) for the year and at least 90% of the excess of its tax-exempt interest income over related expenses (the "Distribution Requirement") and complies with the other requirements of the Code described above. The Distribution Requirement for any year may be waived if a RIC establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

         If for any taxable year a Portfolio does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions generally will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. However, in the case of corporate shareholders, such distributions generally will be eligible for the 70% dividends received deduction for "qualifying dividends."

         The Code imposes a nondeductible 4% excise tax on RICs that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gains net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a RIC will include in the amount distributed any amount taxed to the RIC as investment company taxable income or capital gains for any taxable year ending in such calendar year. Each Portfolio intends to make sufficient distributions of its ordinary income and capital gains net income prior to the end of each calendar year to avoid liability for excise tax. However, a Portfolio may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid excise tax liability.

TAXATION OF SHAREHOLDERS

         Distributions from each Portfolio's taxable net investment income and short-term capital gain are taxed as dividends. Distributions that are (i) designated by a Portfolio as capital gains dividends and (ii) made out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of a Portfolio will be taxed to shareholders as net capital gain, regardless of the length of time a shareholder has held shares, whether such gain was reflected in the price paid for the shares, or whether such gain was attributable to bonds bearing tax-exempt interest. Net capital gain of a noncorporate taxpayer is generally taxed at a rate of 20%. Distributions that are not net capital gain dividends or exempt-interest dividends will generally be taxed at a maximum marginal rate of 39.6% in the case of non-corporate taxpayers. Corporate taxpayers are currently taxed at the same maximum marginal rates on both ordinary income and capital gains. The Portfolios' distributions are taxable when they are paid, whether taken in cash or reinvested in additional shares, except that distributions declared in October, November or December and payable to shareholders of record in such month, if paid in January of the following year, will be taxed as though paid on December 31. The Portfolios will send non-corporate shareholders a tax statement by January

31 showing the tax status of the distributions received in the prior year. Shareholders also will be notified as to the portion of distributions from the Tax-Free Cash Management Portfolio that are exempt from Federal income taxes. It is suggested that shareholders keep all statements received to assist in personal record keeping.

         Shareholders may realize a capital gain or loss when they redeem (sell) or exchange shares of the Portfolios. For most types of accounts, the Portfolios will report the proceeds of a shareholder's redemptions to the shareholder and the IRS annually. However, because the tax treatment also depends on the purchase price and the shareholder's personal tax position, shareholders should keep their regular account statements for use in determining their tax. If a shareholder receives a long-term capital gain distribution on shares of the Portfolios, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Portfolios are taxable to shareholders as dividends, not as capital gains.

         Any gain or loss recognized on a sale or redemption of shares of a Portfolio by a shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. Any resultant net capital gain will be subject to the 20% rate.

TAX-FREE CASH MANAGEMENT PORTFOLIO

         Dividends (i) designated by this Portfolio as exempt-interest dividends and (ii) paid to shareholders out of tax-exempt interest income earned by the Portfolio (exempt-interest dividends) generally will not be subject to Federal income tax by the Portfolio's shareholders. However, persons who are "substantial users" or "related persons" of facilities financed by private activity bonds held by the Portfolio may be subject to tax on their pro-rata share of the interest income from such bonds and should consult their tax advisors before purchasing shares of the Portfolio. Realized market discount on tax-exempt obligations purchased after April 30, 1993 is treated as ordinary income and not as a capital gain. Dividends paid by a Portfolio out of its taxable net investment income (including realized net short-term capital gains, if any) are taxable to shareholders as ordinary income notwithstanding that such dividends are reinvested in additional shares of the Portfolio. The "exempt interest dividend" portion of a distribution is determined by the ratio of the net tax-exempt income realized by a Portfolio for the entire year to the aggregate amount of distributions for such year and, thus, is an annual average, rather than a day-to-day determination for each shareholder. Distributions of long-term capital gains, if any, are taxable as long-term capital gains to the shareholder receiving them regardless of the length of time he or she may have held his or her shares. Under current tax law (1) interest on certain private activity bonds is treated as an item of tax preference for purposes of the Federal Alternative Minimum Tax imposed on individuals and corporations, although for regular Federal income tax purposes such interest remains fully tax-exempt, and (2) interest on all tax-exempt obligations is included in "adjusted current earnings" of corporations for Federal Alternative Minimum Tax purposes. Because the Portfolio expects to purchase private activity bonds, a portion (not expected to exceed 20%) of the Portfolio's exempt-interest dividends may constitute an item of tax preference for those shareholders subject to the Federal Alternative Minimum Tax.

         Interest on indebtedness incurred by shareholders to purchase or carry shares of Portfolio generating exempt-interest dividends generally is not deductible for Federal income tax purposes. Under IRS rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of the Portfolio may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

         The exemption for Federal income tax purposes of dividends derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of a Portfolio may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions. Shareholders are advised to consult with their tax advisors concerning the application of state and local taxes to investments in the Portfolio which may differ from the Federal income tax consequences described above.

         Receipt of tax-exempt income may result in collateral tax consequences to certain taxpayers, including, without limitation, financial institutions, property and casualty insurance companies, certain foreign corporations doing business in the United States, certain S corporations with excess passive income, individual recipients of social security or railroad retirement benefits and individuals otherwise eligible for the earned income credit. For example, shareholders who receive social security benefits may be subject to Federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts. Prospective purchasers of Portfolio shares should consult their own tax advisors as to the applicability of any such collateral consequences.

         The Portfolio purchases municipal obligations based on opinions of bond counsel regarding the Federal income tax status of the obligations. These opinions generally will be based upon covenants by the issuers regarding continuing compliance with Federal tax requirements. If the issuer of an obligation fails to comply with its covenant at any time, interest on the obligation could become Federally taxable retroactive to the date the obligation was issued.

         Corporate investors should note that the corporate Alternative Minimum Tax base is increased by 75% of the amount by which adjusted current earnings (which includes tax-exempt interest not already included as a specified item of tax preference) exceeds the alternative minimum taxable income of the corporation (computed without regard to such increase and net operating loss deductions).

         If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of exempt-interest dividend.

         Shares of the Tax-Free Cash Management Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and Individual Retirement Accounts, because such plans and accounts are generally tax-exempt. Therefore, such plans and accounts would not gain any additional benefit from the tax-exempt status of the Portfolio's dividends and, moreover, such dividends would be taxable when distributed to the beneficiary.

OTHER TAX INFORMATION

         In addition to Federal taxes, shareholders may be subject to state or local taxes on their investment, depending on state law.

         The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, or (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding.

                              TRUSTEES AND OFFICERS

         The trustees and officers of the Fund and their principal occupations during the past five years are set forth below. Each trustee who is an "interested person" of the Fund (as defined in the 1940 Act) is indicated by an asterisk (*). Unless otherwise indicated the business address of each is One Freedom Valley Drive, Oaks, PA 19456.

     WILLIAM H. COWIE,  JR.,  1408 Ruxton  Road,  Baltimore,  MD 21204.  Date of
Birth: 1/24/31. Trustee since 1993. Prior to retirement, Mr. Cowie was Chief Financial Officer (1991-1995) of Pencor, Inc. (developers of environmental projects). Prior to 1991, Mr. Cowie was Vice Chairman of Signet Banking Corporation.

     CHARLOTTE R. KERR, American City Building, 10227 Wincopin Circle, Suite 108, Columbia, MD 21044. Date of Birth: 9/26/46. Trustee since 1993. Ms. Kerr is Practitioner and faculty member at the Traditional Acupuncture Institute.

     *DAVID D. DOWNES,  210 Allegheny  Ave.,  Towson,  MD 21204.  Date of Birth:
7/16/35. President and Trustee since 1995. Mr. Downes is an attorney in private practice (since October 1996). Prior thereto he was a partner (1989-1995) and of counsel (1995-Sept. 1996) of Venable, Baetjer & Howard (law firm).

     THOMAS SCHWEIZER,  6 Betty Bush Lane,  Baltimore,  MD 21212. Date of Birth:
8/21/22. Trustee since 1993. Prior to his retirement in 1987, Mr. Schweizer was self-employed. He currently is a board member of various charity organizations and hospitals.

     RICHARD B. SEIDEL,  770 Hedges Lane,  Wayne,  Pennsylvania  19087.  Date of
Birth: 4/20/41. Trustee since 1998. Mr. Seidel is a Director and President (since 1994) of Girard Partners, Ltd. (a registered broker-dealer). Prior to 1994, Mr. Seidel was a Director and President of Fairfield Group, Inc.

     JAMES F. VOLK. Date of Birth: 8/28/62. Controller, Treasurer and Chief Financial Officer since March 1997. Mr. Volk is Director of Investment Accounting Operations. He joined SEI Investments Mutual Fund Services in
February 1996 and is co-director of the International Fund Accounting Group. From December 1993 to January 1996, Mr. Volk was Assistant Chief Accountant of the Securities and Exchange Commission's Division of Investment Management. Prior to December 1993, Mr. Volk spent nine years with Coopers & Lybrand L.L.P., most recently as a senior manager.

     LYNDA J. STRIEGEL. Date of Birth: 10/30/48. Vice President and Secretary since June 1998. Ms. Striegel is Vice President and Assistance Secretary of SEI Investments, since 1998. Prior to 1998, Ms. Striegel was Senior Assets Management Counsel, Barnet Banks from 1997 to 1998; Partners, Groom and Nordberg, Chartered from 1996 to 1997; Associate General Counsel, Riggs Bank, N.A. from 1991 to 1995.

     LYDIA A. GAVALIS. Date of Birth: 6/5/64. Vice President and Assistant Secretary since 1998. Vice President and Assistant Secretary of SEI Investments Company since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange from 1989 to 1998.

     KATHY HEILIG. Date of Birth: 12/21/58. Vice President and Assistant Secretary since 1998. Treasurer of SEI Investments Company since 1997. Assistant Controller of SEI Investments Company since 1995; Vice President of SEI Investments Company since 1991; Director of Taxes of SEI Investments Company from 1987 to 1991; Tax Manager - Arthur Anderson LLP prior to 1987.

     KEVIN P. ROBINS. Date of Birth: 4/15/61. Vice President and Assistant Secretary since November 1995. Mr. Robins is Senior Vice President, General Counsel and Secretary of SEI Investments since 1994. Prior to 1994, Mr. Robins was Vice President and Assistant Secretary of SEI Investments. Prior to 1992, Mr. Robins was an Associate with Morgan Lewis & Bockius (law firm) since 1988.

     TODD  CIPPERMAN.  Date of Birth:  2/14/66.  Vice  President  and  Assistant
Secretary since November 1995. Mr. Cipperman is Vice President and Assistant Secretary of SEI Investments since 1995. From 1994 to May 1995, Mr. Cipperman was an Associate with Dewey Ballantine (law firm). Prior to 1994, Mr. Cipperman was an Associate with Winston & Strawn (law firm) since 1991.

     JAMES R. FOGGO. Date of Birth: 6/30/64. Vice President and Assistant Secretary since 1998. Mr. Foggo is Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. In 1998, Mr. Foggo was an Associate with Paul Weiss, Rifkind, Wharton & Garrison. From 1995 to 1998, Mr. Foggo was an Associate with Baker & McKenzie. From 1993 to 1995, Mr. Foggo was an Associate with Battle Fowler L.L.P. Prior to 1990, Mr. Foggo was Operations Manager with The Shareholder Services Group, Inc. since 1986.

         The following table sets forth information describing the compensation of each current trustee of the Fund for his or her services as trustee for the fiscal year ended April 30, 1999.

                           TRUSTEE COMPENSATION TABLE


                                                               PENSION OR
                                                               RETIREMENT           ESTIMATED
                                                                BENEFITS             ANNUAL                 TOTAL
                                          AGGREGATE           ACCRUED FROM         RETIREMENT            COMPENSATION
                                         COMPENSATION           THE FUND          FROM THE FUND          FROM THE FUND
          NAME OF TRUSTEE                FROM THE FUND          COMPLEX*             COMPLEX*              COMPLEX*

William H. Cowie, Jr.                       $16,000                --                   --                 $16,000
David D. Downes                              13,500                --                   --                  13,500
Charlotte R. Kerr                            13,500                --                   --                  13,500
Thomas Schweizer                             13,500                --                   --                  13,500
Richard B. Seidel                            11,750                --                   --                  11,750

         *The Fund's trustees do not receive any pension or retirement benefits from the Fund as compensation for their services as trustees of the Fund. The Fund, a Massachusetts business trust, is the sole investment company in the fund complex.

                                 CODE OF ETHICS

         The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Code of Ethics applies to the personal investing activities of all trustees and officers of the Fund, as well as to designated officers, directors and employees of AIA and the Distributor. As described below, the Code of Ethics imposes significant restrictions on AIA's investment personnel, including the portfolio managers and employees who execute or help execute a portfolio manager's decisions or who obtain contemporaneous information regarding the purchase or sale of a security by the Portfolios.

         The Code of Ethics requires that covered employees of AIA and trustees who are "interested persons", preclear personal securities investments (with certain exceptions, such as non-volitional purchases, purchases that are part of an automatic dividend reinvestment plan or purchases of securities that are not eligible for purchase by the Portfolios). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to investment personnel include a ban on acquiring any securities in an initial public offering, a prohibition from profiting on short-term trading in securities and special preclearance of the acquisition of securities in private placements. Furthermore, the Code of Ethics provides for trading "blackout periods" that prohibit trading by investment personnel and certain other employees within periods of trading by the Portfolios in the same security. Officers, directors and employees of AIA and the Distributor may comply with codes instituted by those entities so long as they contain similar requirements and restrictions.

                               INVESTMENT ADVISOR

         The investment advisor of the Fund is Allied Investment Advisors, Inc. ("AIA"). AIA provides the Portfolios with day-to-day management services and makes investment decisions on the Portfolios' behalf in accordance with each Portfolio's investment policies.

         Corporate, Corporate II and Corporate III Class shares of the Fund are available for individuals, financial institutions, corporations and other entities that have established trust relationships with Allfirst or its affiliates or correspondent banks. Allfirst Trust Company, N.A. ("Allfirst Trust"). Allfirst Trust, an affiliate of Allfirst, also provides custodial and administrative services to the Fund. AIA and Allfirst Trust are wholly-owned subsidiaries of Allfirst Bank, a Maryland-chartered Federal Reserve member bank based in Baltimore, Maryland. Allfirst Bank is a wholly-owned subsidiary of Allfirst Financial Inc., which is owned by Allied Irish Banks, p.l.c., an international financial services organization based in Dublin, Ireland. SEI Investments Distribution Co., the distributor of the Fund, is not affiliated with Allied Irish Banks, p.l.c. or its affiliates.

         Pursuant to an investment advisory agreement with the Fund dated as of February 12, 1998, AIA furnishes, at its own expense, all services, facilities and personnel necessary to manage each applicable Portfolio's investments and effect portfolio transactions on its behalf.

         The advisory contract has been approved by the Board of Trustees and will continue in effect with respect to a Portfolio only if such continuance is specifically approved at least annually by the Board or by vote of the shareholders of the Portfolio, and in either case by a majority of the trustees who are not parties to the advisory contract or interested persons of any such party, at a meeting called for the purpose of voting on the advisory contract. The advisory contract is terminable with respect to a Portfolio without penalty on 60 days' written notice when authorized either by vote of the shareholders of the Portfolio or by a vote of a majority of the trustees, or by AIA, on 60 days' written notice, and will automatically terminate in the event of its assignment.

         The advisory contract provides that, with respect to each Portfolio, neither AIA nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to a Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance by AIA of its duties or by reason of reckless disregard of its obligations and duties under the advisory contract. The advisory contract provides that AIA may render services to others.

         As of the date of this Statement of Additional Information, the Portfolios have not yet commenced operations and have not paid any advisory fees.

         In addition to receiving its advisory fee, AIA may also act and be compensated as investment manager for clients with respect to assets which are invested in a Portfolio. In some instances AIA may elect to credit against any investment management fee received from a client who is also a shareholder in a Portfolio an amount equal to all or a portion of the fee received by AIA, or its affiliates, from a Portfolio with respect to the client's assets invested in the Portfolio.

         Each Portfolio has, under its advisory contract, confirmed its obligation to pay all expenses, including interest charges, taxes, brokerage fees and commissions; certain insurance premiums; fees, interest charges and expenses of the custodian, transfer agent and dividend disbursing agent; telecommunications expenses; auditing, legal and compliance expenses; organization costs and costs of maintaining existence; costs of preparing and printing the Portfolios' prospectuses, statements of additional information and shareholder reports and delivering them to existing and prospective shareholders; costs of maintaining books of original entry for portfolio accounting and other required books and accounts of calculating the NAV of shares of the Portfolios; costs of reproduction, stationery and supplies; compensation of trustees and officers of the Fund and costs of other personnel performing services for the Fund who are not officers of the Administrator or Distributor, or their respective affiliates; costs of shareholder meetings; SEC registration fees and related expenses; state securities laws registration fees and related expenses; fees payable under the advisory contracts and under the administration agreement, and all other fees and expenses paid by the Portfolios.

                          ADMINISTRATOR AND DISTRIBUTOR

ADMINISTRATOR AND SUB-ADMINISTRATOR

         SEI Investments Mutual Funds Services serves as administrator (the "Administrator") to the Fund. The Administrator assists in supervising all operations of the Portfolios, except those performed by AIA under the advisory contracts, by the Distributor under the distribution agreement and by Allfirst Trust under the sub-administration and custodian agreements.

         Under its administration agreement with the Fund, the Administrator has agreed to maintain office facilities for the Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares Federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Fund's operations other than those discussed above. Under the administration agreement, the Administrator also provides fund accounting and related accounting services. The Administrator may delegate its responsibilities under the administration agreement with the Fund's written approval.

         The Administrator, a Delaware business trust, has its principal business offices at 1 Freedom Valley Drive, Oaks, PA 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator also serves as administrator or sub-administrator to the following mutual funds: SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, The Advisors' Inner Circle Fund, The Pillar Funds, CUFUND, STI Classic Funds, First American Funds, Inc., First American Investment Funds, Inc., The Arbor Fund, Boston 1784 Funds, The PBHG Funds, Inc., The Achievement Funds Trust, Bishop Street Funds, CrestFunds, Inc., STI Classic Variable Trust, Huntington Funds, SEI Asset Allocation Trust, TIP Funds, SEI Institutional Investments Trust, First American Strategy Funds, Inc., HighMark Funds, PBHG Insurance Series Fund, Inc., Expedition Funds, Alpha Select Funds, Oak Associates Funds, The Nevis Fund, Inc., The Parkstone Group of Funds, CNI Charter Funds, The Armada Advantage Fund, Amerindo Funds, Inc. Huntington VA Funds, Friends Ivory Funds and SEI Insurance Products.

         As of the  date  of  this  Statement  of  Additional  Information,  the
Portfolios   have  not  yet   commenced   operations   and  have  not  paid  any
administration fees.

         The administration agreement permits the Administrator to subcontract its services thereunder, provided that the Administrator will not be relieved of its obligations under the agreement by the appointment of a subcontractor and the Administrator shall be responsible to the Fund for all acts of the subcontractor as if such acts were its own, except for losses suffered by any Portfolio resulting from willful misfeasance, bad faith or gross negligence by the subcontractor in the performance of its duties or for reckless disregard by it of its obligations and duties. Pursuant to a sub-administration agreement between the Administrator and Allfirst Trust, Allfirst Trust performs services which may include clerical, bookkeeping, accounting, stenographic, and administrative services, for which it receives a fee, paid by the Administrator, at the annual rate of up to 0.0275% of aggregate average net assets.

         As of the  date  of  this  Statement  of  Additional  Information,  the
Portfolios   have  not  yet   commenced   operations   and  have  not  paid  any
sub-administration fees.

DISTRIBUTOR

         SEI Investments Distribution Co. (formerly SEI Financial Services Company) serves as the distributor (the "Distributor") of the Fund. The Distributor offers shares continuously and has agreed to use its best efforts to solicit purchase orders.

DISTRIBUTION PLANS

         The Board of Trustees has adopted distribution and service plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act (the "Rule") on behalf of the Corporate II Class and

Corporate III Class shares. The Plans allow the Portfolios to pay the Distributor a distribution fee at the annual rate of up to 0.25% and 0.40% of the average net assets of the Corporate II Class and Corporate III Class, respectively, or such lesser amount as approved from time to time by the Board. These fees may be used to pay expenses associated with the promotion and administration of activities primarily intended to result in the sale of shares of the Portfolios, including, but not limited to: advertising the availability of services and products; designing material to send to customers and developing methods of making such materials accessible to customers; providing information about the product needs of customers; providing facilities to solicit sales and to answer questions from prospective and existing investors about the Portfolios; receiving and answering correspondence from prospective investors, including requests for sales literature, prospectuses and statements of additional information; displaying and making sales literature and prospectuses available; acting as liaison between shareholders and the Portfolios, including obtaining information from the Portfolios regarding the Portfolios and providing performance and other information about the Portfolios; and providing additional distribution-related services.

         The Plans have been approved by the Board of Trustees, including the majority of disinterested trustees, and where approved by the initial sole shareholder of the classes. As required by the Rule, the Board considered all pertinent factors relating to the implementation of each of the Plans prior to its approval, and the trustees have determined that there is a reasonable likelihood that the Plans will benefit the classes and their respective shareholders. To the extent that the Plans provide greater flexibility in connection with the distribution of shares of the Portfolios, additional sales may result. The Board has approved distribution fees of 0.25% and 0.40% of the average net assets of the Corporate II Class and Corporate III Class, respectively.

         As of the date of this Statement of Additional Information, the Portfolios have not yet commenced operations and have not paid any distribution fees.

         As of the  date  of  this  Statement  of  Additional  Information,  all distribution fees received by the Distributor under the Plans are paid to qualified securities brokers or financial institutions or other investment professionals in respect of their share accounts. The Plans are a compensation plan because the Distributor is paid a fixed fee and is given discretion concerning what expenses are payable under the Plans. The Distributor may spend more for marketing and distribution than it receives in fees. However, to the extent fees received exceed expenses, including indirect expenses such as overhead, the Distributor could be said to have received a profit. For example, if the Distributor pays $1 for distribution-related expenses and receives $2 under the Plan, the $1 difference could be said to be a profit for the Distributor. If, after payments by the Distributor for marketing and distribution, there are any remaining fees which have been paid under the Plan, they may be used as the Distributor may elect. Since the amounts payable under the Plan are commingled with the Distributor's general funds, including the revenues it receives in the conduct of its business, it is possible that certain of the Distributor's overhead expenses will be paid out of distribution fees and that these expenses may include the costs of leases, depreciation, communications, salaries, training and supplies.

                                 TRANSFER AGENT

         The Fund has a Transfer Agency and Services Agreement dated November 1, 1995, with SEI Investments Management Corporation. SEI Investments Management Corporation has subcontracted transfer agency services to State Street Bank and Trust Company ("State Street Bank"). State Street Bank maintains an account for each shareholder, provides tax reporting for each Portfolio, performs other transfer agency functions and acts as dividend disbursing agent for each Portfolio.

                             DESCRIPTION OF THE FUND

TRUST ORGANIZATION

         The Portfolios are series of ARK Funds, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated October 22, 1992, and amended and restated on March 19, 1993. A supplement to the Declaration of Trust was executed and filed on March 23, 1993. The Declaration of Trust permits the Board to create additional series and classes of shares. The Fund has the following additional series: U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio, Tax-Free Money Market Portfolio, Pennsylvania Tax-Free Money Market
Portfolio, U.S. Treasury Cash Management Portfolio, U.S. Government Cash Management Portfolio, Prime Cash Management Portfolio, Tax-Free Cash Management Portfolio, Short-Term Treasury Portfolio, Short-Term Bond Portfolio, Maryland Tax-Free Portfolio, Pennsylvania Tax-Free Portfolio, Intermediate Fixed Income Portfolio, U.S. Government Bond Portfolio, Income Portfolio, Balanced Portfolio, Equity Income Portfolio, Value Equity Portfolio, Equity Index Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, Mid-Cap Equity Portfolio, Small-Cap Equity Portfolio and International Equity Selection Portfolio.

         In the event that an affiliate of Allied Irish Banks, p.l.c. ceases to be the investment advisor to the Portfolios, the right of the Fund and Portfolio to use the identifying name "ARK" may be withdrawn.

         The assets of the Fund received for the issue or sale of shares of a Portfolio and all income, earnings, profits and proceeds thereof are allocated to the Portfolio and constitute the underlying assets thereof. The underlying assets of a Portfolio are segregated on the books of account and are charged with the liabilities with respect to the Portfolio and with a share of the general expenses of the Fund. General expenses of the Fund are allocated in proportion to the asset value of the respective Portfolios, except where allocations of direct expense can otherwise fairly be made. The officers of the Fund, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given Portfolio, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Fund, shareholders of a Portfolio are entitled to receive as a class the underlying assets of the Portfolio available for distribution.

BANKING LAW MATTERS

         Banking laws and regulations generally permit a bank or bank affiliate to act as an investment advisor and to purchase shares of an investment company as agent for and upon the order of a customer. However, banking laws and regulations, including the Glass-Steagall Act as currently interpreted by the Board of Governors of the Federal Reserve System, prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities. Upon advice of legal counsel, AIA believes that it may perform the advisory services described in the prospectuses or this Statement of Additional Information for the Fund and its shareholders without violating applicable Federal banking laws or regulations.

         Judicial or administrative decisions or interpretations of, as well as changes in, either Federal or state statutes or regulations relating to the activities of banks and their affiliates could prevent a bank or bank affiliate from continuing to perform all or a part of the activities contemplated by the prospectuses or this Statement of Additional Information. If banks or bank affiliates were prohibited from so acting, changes in the operating of the Fund might occur. It is not anticipated, however, that any such change would affect the net asset value of the shares of any Portfolio or result in any financial loss to any shareholder.

SHAREHOLDER AND TRUSTEE LIABILITY

         The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Fund shall not have any claim against shareholders, except for the payment of the purchase price of shares, and requires that each agreement, obligation or instrument entered into or executed by the Fund or the trustees shall include a provision limiting the obligations created thereby to the Fund and its assets. The Declaration of Trust provides for indemnification out of a Portfolio's property of any shareholders of the Portfolio held personally liable for the obligations of the Portfolio. The Declaration of Trust also provides that a Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss because of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. In view of the above, the risk of personal liability to shareholders is remote.

         The Declaration of Trust further provides that the trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

SHARES

         Shares of a Portfolio of any class are fully paid and non-assessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders may, as set forth in the Declaration of Trust, call meetings for any purpose related to the Fund, a Portfolio or a class, respectively, including in the case of a meeting of the entire Fund, the purpose of voting on removal of one or more trustees. The Fund or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Fund or the Portfolio. If not so terminated, the Fund and the Portfolios will continue indefinitely.

SHARE OWNERSHIP

         As of April 20, 2000, the officers and trustees of the Fund owned less than 1% of the outstanding shares of any Portfolio and no person owned beneficially more than 5% of the outstanding shares of the Portfolios.

         A shareholder owning beneficially more than 25% of a particular Portfolio's shares may be considered to be a "controlling person" of that Portfolio. Accordingly, its vote could have a more significant effect on matters presented at shareholder meetings than the votes of the Portfolio's other shareholders. Allfirst Bank or its affiliates, however, may receive voting instructions from certain underlying customer accounts and will vote the shares in accordance with those instructions. In the absence of such instructions, Allfirst Bank or its affiliates will vote those shares in the same proportion as it votes the shares for which it has received instructions from its customers and fiduciary accounts.

                                    CUSTODIAN

         Allfirst Trust, 25 South Charles Street, Baltimore, Maryland 21201, serves as custodian for the Portfolios. Under the custody agreement with the Fund, Allfirst Trust holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services provided to the Fund pursuant to the custody agreement, the Fund pays Allfirst Trust a monthly fee at the annual rate of 0.015% of the average net assets of the Portfolios. Allfirst Trust also charges the Fund transaction handling fees ranging from $5 to $75 per transaction and receives reimbursement for out-of-pocket expenses.

                              INDEPENDENT AUDITORS

         KPMG LLP, located at 99 High Street, Boston, Massachusetts 02110, are the Fund's independent auditors, providing audit services and consultation in connection with the review of various Securities and Exchange Commission filings.

                                   APPENDIX A

                                 2000 TAX RATES

         The following tables show the effect of a shareholder's tax status on effective yield under the Federal income tax laws for 2000. The second table shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from 3% to 7%. Of course, no assurance can be given that a Portfolio will achieve any specific tax-exempt yield. While the Portfolios invest principally in obligations whose interest is exempt from Federal income tax other income received by a Portfolio may be taxable.

         Use the first table to find your approximate Federal effective tax bracket for 2000.


           SINGLE RETURN                JOINT RETURN            FEDERAL INCOME
          TAXABLE INCOME*              TAXABLE INCOME*           TAX BRACKET**

        26,251  --  63,550            43,851 -- 105,950            28.00%
        63,551  -- 132,600           105,951 -- 161,450            31.00%
       132,601  -- 288,350           161,451 -- 288,350            36.00%
       288,351                       288,351                       39.60%

* Net amount subject to Federal income tax after deductions and exemptions. Assumes ordinary income only.

** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.

*** Excludes the impact of state income taxes. It is likely that your exempt-interest dividends from the Fund will be subject to state and local income taxes, if any, imposed by your state of residence.

Having determined your effective tax bracket above, use the following table to determine the tax equivalent yield for a given tax-free yield.

           28.00%         31.00%          36.00%          39.60%

To match these tax free rates: Your taxable investment would have to earn the following yield:

            3.00%          4.17%           4.35%           4.69%           4.97%
            4.00%          5.56%           5.80%           6.25%           6.62%
            5.00%          6.94%           7.25%           7.81%           8.28%
            6.00%          8.33%           8.70%           9.38%           9.93%
            7.00%          9.72%          10.14%          10.94%          11.59%

Yield information may be useful in reviewing a Portfolio's performance and in providing a basis for comparison with other investment alternatives. However, each Portfolio's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of the respective investment companies that they have chosen to consider.

Investors should recognize that in periods of declining interest rates a Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's holdings, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur. THE YIELDS OF THE CORPORATE CLASS, CORPORATE II CLASS OR CORPORATE III CLASS OF A PORTFOLIO ARE EACH CALCULATED SEPARATELY.

                                      A-2